UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

May 31, 2015

Gateway International Fund

Loomis Sayles Dividend Income Fund

Loomis Sayles Emerging Markets Opportunities Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Vaughan Nelson Select Fund

Portfolio Review page 1

Portfolio of Investments page 15

Financial Statements page  52

Notes to Financial Statements page 75

GATEWAY INTERNATIONAL FUND

Managers:	Symbols:
Daniel M. Ashcraft, CFA®	Class A GAIAX
Michael T. Buckius, CFA®	Class C GAICX
Kenneth H. Toft, CFA®	Class Y GAIYX
Gateway Investment Advisers, LLC

Objective:

Over the long term, the Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally.

Average Annual Total Returns — May 31, 20153

	6 Months	1 Year	Life of Fund

Class A (Inception 3/30/2012)
NAV	-1.12%	-4.10%	-0.44%
With 5.75% Maximum Sales Charge	-6.82	-9.64	-2.28

Class C (Inception 3/30/2012)
NAV	-1.50	-4.90	-1.16
With CDSC[1]	-2.46	-5.83	-1.16

Class Y (Inception 3/30/2012)
NAV	-0.91	-3.88	-0.11

Comparative Performance
MSCI EAFE Index (Net)[2]	4.84	-0.48	9.75

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI EAFE Index (Net) (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES DIVIDEND INCOME FUND

Managers:	Symbols:
Arthur J. Barry, CFA®	Class A LSCAX
Matthew J. Eagan, CFA®	Class C LSCCX
Daniel J. Fuss, CFA®, CIC	Class Y LSCYX
Adam C. Liebhoff
Elaine M. Stokes
Loomis, Sayles & Company, L.P.

Objective:

The Fund’s investment goal is high total return through a combination of current income and capital appreciation.

Average Annual Total Returns — May 31, 20154

	6 Months	1 Year	Life of Fund

Class A (Inception 3/30/2012)
NAV	2.77%	6.66%	14.90%
With 5.75% Maximum Sales Charge	-3.11	0.50	12.78

Class C (Inception 3/30/2012)
NAV	2.33	5.80	14.02
With CDSC[1]	1.40	4.86	14.02

Class Y (Inception 3/30/2012)
NAV	2.81	6.83	15.14

Comparative Performance
S&P 500® Index[2]	2.97	11.81	16.04
Russell 1000® Value Index[3]	2.03	9.03	16.31

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Managers:	Symbols:
Elisabeth Colleran, CFA®	Class A LEOAX
Peter A. Frick, CFA®	Class C LEOCX
Peter N. Marber	Class N LEONX
David W. Rolley, CFA®	Class Y LEOYX
Edgardo Sternberg
Loomis, Sayles & Company, L.P.

Objective

The Fund seeks high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — May 31, 20153

	6 Months	1 Year	Life of Fund

Class A (Inception 2/10/2014)
NAV	1.07%	1.50%	5.43%
With 4.50% Maximum Sales Charge	-3.52	-3.05	1.78

Class C (Inception 2/10/2014)
NAV	0.69	0.81	4.52
With CDSC[1]	-0.29	-0.16	4.52

Class N (Inception 2/10/2014)
NAV	1.20	1.75	5.68

Class Y (Inception 2/10/2014)
NAV	1.20	1.85	5.68

Comparative Performance
Barclays EM USD Aggregate 10% Country Capped Index[2]	1.68	2.46	6.68

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The Barclays EM USD Aggregate 10% Country Capped Index includes USD denominated debt from sovereign, quasi-sovereign, and corporate EM issuers. The index is broad-based in its coverage by sector and by country, and includes a 10% Country cap.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:
Kevin J. Perry	Class A LSFAX
John R. Bell	Class C LSFCX
Loomis, Sayles & Company, L.P.	Class Y LSFYX

Objective:

The Fund seeks to provide a high level of current income.

Average Annual Total Returns — May 31, 20154

	6 Months	1 Year	Life of Fund

Class A (Inception 9/30/11)
NAV	1.81%	2.75%	7.48%
With 3.50% Maximum Sales Charge	-1.78	-0.81	6.43

Class C (Inception 9/30/11)
NAV	1.34	1.90	6.68
With CDSC[2]	0.35	0.93	6.68

Class Y (Inception 9/30/11)[1]
NAV	1.94	3.01	7.76

Comparative Performance
S&P / LSTA Leveraged Loan Index[3]	1.96	2.84	6.19

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	S&P/LSTA Leveraged Loan Index reflects the market-weighted performance of institutional leveraged loans based upon real-time market weightings, spreads and interest payments.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:
Dennis G. Alff, CFA®	Class A VNSAX
Chad D. Fargason, PhD	Class C VNSCX
Chris D. Wallis, CFA®	Class Y VNSYX
Scott J. Weber, CFA®
Vaughan Nelson Investment Management, L.P.

Objective:

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — May 31, 20153

	6 Months	1 Year	Life of Fund

Class A (Inception 6/29/2012)
NAV	4.84%	10.52%	21.29%
With 5.75% Maximum Sales Charge	-1.18	4.14	18.86

Class C (Inception 6/29/2012)
NAV	4.43	9.72	20.42
With CDSC[1]	3.43	8.72	20.42

Class Y (Inception 6/29/2012)
NAV	5.02	10.85	21.64

Comparative Performance
S&P 500® Index[2]	2.97	11.81	18.66

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available from the Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2014 through May 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	EXPENSES PAID DURING PERIOD* 12/1/2014 – 5/31/2015
Class A
Actual	$1,000.00	$988.80	$6.69
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class C
Actual	$1,000.00	$985.00	$10.39
Hypothetical (5% return before expenses)	$1,000.00	$1,014.46	$10.55
Class Y
Actual	$1,000.00	$990.90	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.35%, 2.10% and 1.10% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES DIVIDEND INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	EXPENSES PAID DURING PERIOD* 12/1/2014 – 5/31/2015
Class A
Actual	$1,000.00	$1,027.70	$6.07
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class C
Actual	$1,000.00	$1,023.30	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class Y
Actual	$1,000.00	$1,028.10	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95% and 0.95% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	EXPENSES PAID DURING PERIOD* 12/1/2014 – 5/31/2015
Class A
Actual	$1,000.00	$1,010.70	$6.27
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29
Class C
Actual	$1,000.00	$1,006.90	$10.01
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05
Class N
Actual	$1,000.00	$1,012.00	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class Y
Actual	$1,000.00	$1,012.00	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	EXPENSES PAID DURING PERIOD* 12/1/2014 – 5/31/2015
Class A
Actual	$1,000.00	$1,018.10	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49
Class C
Actual	$1,000.00	$1,013.40	$9.24
Hypothetical (5% return before expenses)	$1,000.00	$1,015.76	$9.25
Class Y
Actual	$1,000.00	$1,019.40	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.09%, 1.84% and 0.84% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	EXPENSES PAID DURING PERIOD* 12/1/2014 – 5/31/2015
Class A
Actual	$1,000.00	$1,048.40	$7.15
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class C
Actual	$1,000.00	$1,044.30	$10.96
Hypothetical (5% return before expenses)	$1,000.00	$1,014.21	$10.80
Class Y
Actual	$1,000.00	$1,050.20	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.40%, 2.15% and 1.15% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category,

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performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2015. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors described above supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or category median for all periods the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one

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or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance had shown improvement when compared to relevant performance benchmarks and categories; and (3) that, with respect to the Gateway International Fund, the Fund’s performance had been consistent with its investment objective of earning positive returns while meaningfully reducing equity market volatility and mitigating downside risk, such that its relative performance would be expected to lag in certain periods. In addition, in the case of the Gateway International Fund, Loomis Sayles Dividend Income Fund, Loomis Sayles Emerging Markets Opportunities Fund and the Vaughn Nelson Select Fund, the Trustees noted that the Funds were relatively new and therefore had a limited operating history on which to judge their performance record.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and to expend additional resources as the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers under the cap. The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher fees. These factors varied from Fund to Fund, but included one or more of the following: (1) that although the Fund’s advisory fee rate was above its peer group

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median, it is subject to an expense cap, which for its most recent fiscal year resulted in the reduction of the advisory fee; (2) that the Fund’s advisory fee rate was not significantly above its peer group median; (3) that the Fund’s total expense ratio was competitive with its peer group; and (4) that the Fund’s investment discipline was capacity constrained.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•	Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance

13  |

programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2016.

|  14

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* — 97.9% of Net Assets
	Australia — 7.1%
5,699	Amcor Ltd.(b)	$62,894
8,107	Aurizon Holdings Ltd.(b)	32,950
3,808	Australia & New Zealand Banking Group Ltd.(c)(d)	96,250
3,047	BHP Billiton Ltd.(c)(d)	67,948
6,670	Brambles Ltd.(b)	58,087
2,355	Commonwealth Bank of Australia(c)(d)	152,601
833	CSL Ltd.(b)	59,352
2,954	National Australia Bank Ltd.(c)(d)	77,241
2,478	Newcrest Mining Ltd.(b)(e)	26,845
2,348	Orica Ltd.(b)	39,090
1,249	Origin Energy Ltd.(b)	12,638
4,042	QBE Insurance Group Ltd.(b)	45,091
1,225	Rio Tinto Ltd.(b)	54,123
3,047	South32 Ltd.(b)(e)	5,102
4,637	Suncorp Group Ltd.(b)	47,818
1,717	Wesfarmers Ltd.(b)	57,137
1,651	Woodside Petroleum Ltd.(b)	46,054
2,056	Woolworths Ltd.(b)	43,843

		985,064

	Euro Zone — 30.5%
1,457	Accor S.A.(b)	79,728
814	Air Liquide S.A.(c)(d)	104,730
868	Airbus Group NV(b)(e)	59,076
803	Allianz SE, (Registered)(c)(d)	126,245
801	Alstom S.A.(b)(e)	25,049
1,255	Anheuser-Busch InBev NV(c)(d)	151,428
589	ASML Holding NV(b)	65,929
2,532	AXA S.A.(b)	63,620
9,746	Banco Bilbao Vizcaya Argentaria S.A.(c)(d)	96,457
24,152	Banco Santander S.A.(c)(d)	172,187
1,338	BASF SE(c)(d)	124,132
1,179	Bayer AG, (Registered)(c)(d)	167,616
649	Bayerische Motoren Werke AG(b)	71,902
1,326	Belgacom S.A.(b)	46,042
1,032	BNP Paribas S.A.(c)(d)	62,161
951	Bouygues S.A.(b)	37,403
107	Casino Guichard Perrachon S.A.(b)	8,386
151	Continental AG(b)	34,918
1,622	Daimler AG, (Registered)(c)(d)	152,135
704	Danone(b)	48,363
2,492	Deutsche Bank AG, (Registered)(b)	75,161
2,135	Deutsche Post AG(b)	64,519
4,418	Deutsche Telekom AG(b)	76,213
2,318	E.ON AG(b)	34,109
432	Electricite de France S.A.(b)	10,611
13,275	Enel SpA(b)	64,526

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Euro Zone — continued
1,859	ENI SpA(c)(d)	$33,500
74,323	Governor & Co. of the Bank of Ireland (The)(b)(e)	28,464
28	Hermes International(b)	10,931
5,373	ING Groep NV(c)(d)	88,717
26,117	Intesa Sanpaolo SpA(b)	94,614
1,087	Kone OYJ, Class B(b)	45,617
308	Koninklijke DSM NV(b)	18,234
924	Koninklijke Philips NV(b)	25,175
793	Legrand S.A.(b)(e)	44,569
453	Linde AG(b)	87,041
499	LVMH Moet Hennessy Louis Vuitton SE(b)	88,645
7,369	Nokia OYJ(b)	53,917
2,872	Orange S.A.(b)	45,274
536	OSRAM Licht AG(b)	28,288
534	Pernod-Ricard S.A.(b)	65,914
440	Sampo OYJ, A Shares(b)	20,750
1,312	Sanofi(c)(d)	129,206
861	SAP SE(c)(d)	63,924
700	Schneider Electric SE(b)	52,773
1,720	SCOR SE(b)	58,883
1,549	SES S.A.(b)	54,811
949	Siemens AG, (Registered)(c)(d)	99,994
13,772	Snam SpA(b)	68,213
1,186	Societe Generale S.A.(b)	55,261
861	Sodexo S.A.(b)	88,741
48,700	Telecom Italia SpA(b)(e)	48,210
8,492	Telefonica S.A.(c)(d)	120,369
699	Thales S.A.(b)	43,418
2,212	ThyssenKrupp AG(b)	58,712
2,591	Total S.A.(c)(d)	130,756
831	Umicore S.A.(b)	40,809
8,666	UniCredit SpA(b)	60,801
2,948	Unilever NV(c)(d)	125,947
1,008	Vinci S.A.(b)	59,763
230	Volkswagen AG(b)	55,517

		4,218,404

	Hong Kong — 3.8%
20,356	AIA Group Ltd.(b)	133,628
16,205	Bank of China Ltd., Class H(b)	10,735
9,567	CLP Holdings Ltd.(b)	83,584
3,584	CNOOC Ltd.(b)	5,579
1,680	Galaxy Entertainment Group Ltd.(b)	8,009
4,059	Hang Seng Bank Ltd.(b)	81,363
1,456	Hong Kong Exchanges & Clearing Ltd.(b)	55,869
4,747	Hutchison Whampoa Ltd.(b)	70,406
1,084	Tencent Holdings Ltd.(b)	21,618
9,346	Wharf Holdings Ltd. (The)(b)	64,300

		535,091

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Japan — 23.3%
2,135	Advantest Corp.(b)	$25,364
1,407	Asahi Group Holdings Ltd.(b)	44,970
5,800	Astellas Pharma, Inc.(b)	84,180
1,209	Bridgestone Corp.(b)	50,179
1,647	Canon, Inc.(c)(d)	56,835
2,120	Coca-Cola West Co. Ltd.(b)	38,277
986	Credit Saison Co. Ltd.(b)	19,326
2,611	Daiichi Sankyo Co. Ltd.(b)	49,120
736	Daikin Industries Ltd.(b)	56,209
970	Denso Corp.(b)	50,608
1,105	Dentsu, Inc.(b)	55,591
490	Eisai Co. Ltd.(b)	30,590
155	FANUC Corp.(c)(d)	34,128
54	Fast Retailing Co. Ltd.(b)	22,193
765	FUJIFILM Holdings Corp.(b)	29,110
1,200	Hamamatsu Photonics KK(b)	36,873
16,781	Hankyu Hanshin Holdings, Inc.(b)	100,523
1,684	Hitachi Construction Machinery Co. Ltd.(b)	30,628
10,589	Hitachi Ltd.(b)	72,080
2,440	Honda Motor Co. Ltd.(c)(d)	83,900
1,530	Idemitsu Kosan Co. Ltd.(b)	30,186
1,852	Japan Tobacco, Inc.(b)	67,209
245	JGC Corp.(b)	4,902
1,642	JTEKT Corp.(b)	29,917
6,125	Kaneka Corp.(b)	44,635
1,668	Kao Corp.(b)	75,757
3,600	KDDI Corp.(c)(d)	81,038
1,708	Keikyu Corp.(b)	13,108
1,066	Komatsu Ltd.(b)	22,409
1,538	Konami Corp.(b)	28,687
2,397	Kurita Water Industries Ltd.(b)	57,309
443	Lawson, Inc.(b)	30,875
2,859	Mitsubishi Corp.(b)	63,858
1,106	Mitsubishi Estate Co. Ltd.(b)	24,676
20,835	Mitsubishi UFJ Financial Group, Inc.(b)	153,633
7,817	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	40,936
2,790	Mitsui & Co. Ltd.(b)	39,018
1,304	Mitsui Fudosan Co. Ltd.(b)	37,898
8,848	Nomura Holdings, Inc.(b)	58,442
1,039	NTT Data Corp.(b)	46,013
3,115	NTT DOCOMO, Inc.(b)	55,972
5,410	Panasonic Corp.(b)	79,187
3,592	Ricoh Co. Ltd.(b)	37,320
417	Secom Co. Ltd.(b)	27,790
1,583	Seven & I Holdings Co. Ltd.(b)	65,374
507	Shin-Etsu Chemical Co. Ltd.(b)	30,857
1,729	Shionogi & Co. Ltd.(b)	61,140
1,107	Softbank Corp.(c)(d)	65,896

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	Japan — continued
2,574	Sony Corp.(b)(e)	$79,589
2,242	Sumitomo Corp.(b)	26,593
1,794	Sumitomo Metal Mining Co. Ltd.(b)	27,597
932	Sumitomo Realty & Development Co. Ltd.(b)	35,754
1,172	Suzuki Motor Corp.(b)	40,683
2,182	Taiyo Nippon Sanso Corp.(b)	26,884
1,697	Takeda Pharmaceutical Co. Ltd.(b)	82,325
897	TDK Corp.(b)	71,570
2,200	Terumo Corp.(b)	49,895
545	Tokyo Electron Ltd.(c)(d)	35,027
1,375	Toyo Suisan Kaisha Ltd.(b)	47,647
3,313	Toyota Motor Corp.(c)(d)	228,532
1,701	Toyota Tsusho Corp.(b)	47,518
1,158	Trend Micro, Inc.(b)	40,571
1,826	Yamato Holdings Co. Ltd.(b)	37,189

		3,222,100

	Sweden — 3.6%
2,839	Atlas Copco AB, A Shares(b)	85,894
1,992	Hennes & Mauritz AB, Series B(b)	78,584
1,132	Hexagon AB, B Shares(b)	41,552
5,108	Nordea Bank AB(b)	66,519
1,604	Svenska Cellulosa AB SCA, B Shares(b)	41,888
3,594	Svenska Handelsbanken AB, A Shares(b)	54,194
2,814	Swedbank AB, A Shares(b)	66,045
2,496	Telefonaktiebolaget LM Ericsson, Class B(b)	28,094
2,979	Volvo AB, B Shares(b)	38,727

		501,497

	Switzerland — 9.5%
2,421	ABB Ltd., (Registered)(c)(d)	53,085
446	Aryzta AG(b)	28,277
66	Baloise Holding AG, (Registered)(b)	8,225
2,308	Credit Suisse Group AG, (Registered)(b)	61,220
458	Kuehne & Nagel International AG, (Registered)(b)	64,409
3,226	Nestle S.A., (Registered)(c)(d)	249,941
2,738	Novartis AG, (Registered)(c)(d)	281,005
760	Roche Holding AG(c)(d)	231,702
425	Schindler Holding AG(b)	74,496
230	Sonova Holding AG, (Registered)(b)	34,692
146	Sulzer AG, (Registered)(b)	16,049
510	Swatch Group AG (The), (Registered)(b)(e)	40,500
201	Swiss Life Holding AG, (Registered)(b)	48,230
1,834	Transocean Ltd.(b)	35,359
3,994	UBS AG, (Registered)(b)	85,632

		1,312,822

	United Kingdom — 20.1%
3,105	Anglo American PLC(b)	48,653
871	Associated British Foods PLC(b)	40,419

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Gateway International Fund – (continued)

Shares	Description	Value (†)
	United Kingdom — continued
1,465	AstraZeneca PLC(c)(d)	$98,661
7,033	Aviva PLC(b)	56,412
1,057	Babcock International Group PLC(b)	18,228
22,091	Barclays PLC(b)	91,479
3,284	BG Group PLC(c)(d)	57,242
1,943	BHP Billiton PLC(c)(d)	40,966
23,930	BP PLC(c)(d)	165,589
2,279	British American Tobacco PLC(c)(d)	125,881
13,827	BT Group PLC(b)	94,570
3,148	Bunzl PLC(b)	91,391
7,112	Centrica PLC(b)	30,133
944	Croda International PLC(b)	42,185
3,787	Diageo PLC(c)(d)	105,092
4,912	GlaxoSmithKline PLC(c)(d)	109,141
14,581	Glencore PLC(b)	64,315
20,861	HSBC Holdings PLC(c)(d)	198,195
1,390	Indivior PLC(b)(e)	4,886
67,274	Lloyds Banking Group PLC(b)	90,456
5,747	Meggitt PLC(b)	44,784
9,577	National Grid PLC(c)(d)	137,132
601	Next PLC(b)	69,126
10,341	Old Mutual PLC(b)	35,011
4,147	Prudential PLC(c)(d)	103,341
879	Reckitt Benckiser Group PLC(b)	79,387
1,010	Rio Tinto PLC(c)(d)	44,172
6,937	Royal Dutch Shell PLC, A Shares(c)(d)	206,781
1,048	SABMiller PLC(b)	56,119
845	Shire PLC(b)	73,085
1,943	South32 Ltd.(b)(e)	3,207
3,352	Standard Chartered PLC(b)	53,628
10,156	Tesco PLC(b)	33,114
1,385	Unilever PLC(c)(d)	61,263
23,937	Vodafone Group PLC(b)	93,569
4,835	WPP PLC(c)(d)	114,233

		2,781,846

	Total Common Stocks (Identified Cost $10,884,367)	13,556,824

Purchased Options — 0.2%
	Options on Securities — 0.2%
34,600	On iShares® MSCI EAFE ETF, Put expiring June 19, 2015 at 58	1,211
40,600	On iShares® MSCI EAFE ETF, Put expiring June 19, 2015 at 59	1,827
52,300	On iShares® MSCI EAFE ETF, Put expiring June 19, 2015 at 60	3,400
45,000	On iShares® MSCI EAFE ETF, Put expiring July 17, 2015 at 58	8,550
29,800	On iShares® MSCI EAFE ETF, Put expiring July 17, 2015 at 59	7,003

	Total Purchased Options (Identified Cost $97,862)	21,991

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Gateway International Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.8%
$390,604	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2015 at 0.010% to be repurchased at $390,604 on 6/01/2015 collateralized by $360,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $402,300 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $390,604)	$390,604

	Total Investments — 100.9% (Identified Cost $11,372,833)(a)	13,969,419
	Other assets less liabilities — (0.9)%	(129,922)

	Net Assets — 100.0%	$13,839,497

Shares
Written Options — (0.7%)
	Options on Securities — (0.7%)
24,000	On iShares® MSCI EAFE ETF, OTC Call expiring June 05, 2015 at 68(g)	$(1,979)
31,000	On iShares® MSCI EAFE ETF, OTC Call expiring June 12, 2015 at 68(g)	(6,253)
33,400	On iShares® MSCI EAFE ETF, OTC Call expiring June 19, 2015 at 67(g)	(23,812)
49,300	On iShares® MSCI EAFE ETF, OTC Call expiring June 19, 2015 at 68(g)	(15,453)
29,500	On iShares® MSCI EAFE ETF, OTC Call expiring July 17, 2015 at 66(g)	(31,307)
35,100	On iShares® MSCI EAFE ETF, OTC Call expiring July 17, 2015 at 67(g)	(21,620)

	Total Written Options (Premiums Received $228,307)	$(100,424)

(†)	See Note 2 of Notes to Financial Statements.
*	Common stocks are grouped by geographical regions that correspond to the markets underlying the iShares MSCI EAFE ETFs on which the Fund writes call options and buys put options.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2015, the net unrealized appreciation on investments based on a cost of $11,372,833 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,972,182
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(375,596)

	Net unrealized appreciation	$2,596,586

(b)	All of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	A portion of this security has been pledged as collateral for outstanding call options.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(e)	Non-income producing security.
(f)	All of this security has been pledged as collateral for outstanding call options.
(g)	Counterparty is UBS AG.

ETF	Exchange-Traded Fund
OTC	Over-the-Counter

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Gateway International Fund – (continued)

Industry Summary at May 31, 2015 (Unaudited)

Banks	13.4%
Pharmaceuticals	10.1
Insurance	5.4
Oil, Gas & Consumable Fuels	5.0
Automobiles	4.6
Food Products	4.4
Chemicals	4.0
Beverages	3.3
Metals & Mining	3.2
Machinery	3.2
Diversified Telecommunication Services	3.1
Wireless Telecommunication Services	2.1
Capital Markets	2.0
Other Investments, less than 2% each	34.3
Short-Term Investments	2.8

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

Country of Risk Summary at May 31, 2015 (Unaudited)

Japan	23.3%
United Kingdom	17.6
France	9.9
Switzerland	9.7
Germany	9.6
Australia	7.1
Netherlands	3.8
Sweden	3.6
Hong Kong	3.6
Spain	2.8
Italy	2.7
Other Investments, less than 2% each	4.4
Short-Term Investments	2.8

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Gateway International Fund – (continued)

Currency Exposure Summary at May 31, 2015 (Unaudited)

Euro	30.5%
Japanese Yen	23.3
British Pound	20.1
Swiss Franc	9.5
Australian Dollar	7.1
Hong Kong Dollar	3.8
Swedish Krona	3.6
United States Dollar	3.0

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks — 78.5% of Net Assets
	Aerospace & Defense — 2.6%
3,124	Honeywell International, Inc.	$325,521
1,741	Northrop Grumman Corp.	277,132

		602,653

	Automobiles — 3.0%
12,088	General Motors Co.(b)	434,805
4,640	Harley-Davidson, Inc.	248,194

		682,999

	Banks — 6.4%
21,776	Fifth Third Bancorp(b)	440,747
9,472	JPMorgan Chase & Co.(c)	623,068
7,194	Wells Fargo & Co.	402,576

		1,466,391

	Beverages — 1.5%
3,481	PepsiCo, Inc.	335,673

	Capital Markets — 1.2%
7,813	Federated Investors, Inc., Class B	271,892

	Chemicals — 2.2%
3,783	E.I. du Pont de Nemours & Co.	268,631
13,943	Tronox Ltd., Class A	235,079

		503,710

	Communications Equipment — 3.6%
15,695	Cisco Systems, Inc.	460,021
5,343	QUALCOMM, Inc.	372,300

		832,321

	Diversified Consumer Services — 1.5%
10,894	H&R Block, Inc.	345,667

	Diversified Telecommunication Services — 1.9%
8,804	Verizon Communications, Inc.	435,270

	Electric Utilities — 1.7%
11,313	PPL Corp.	392,674

	Electrical Equipment — 2.1%
6,668	Eaton Corp. PLC(c)	477,362

	Energy Equipment & Services — 0.8%
3,889	National Oilwell Varco, Inc.	191,300

	Hotels, Restaurants & Leisure — 1.9%
19,977	SeaWorld Entertainment, Inc.	431,503

	Industrial Conglomerates — 1.8%
15,231	General Electric Co.(c)	415,349

	Insurance — 3.7%
8,307	MetLife, Inc.	434,124
26,435	Old Republic International Corp.	408,685

		842,809

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Shares	Description	Value (†)
	Leisure Products — 1.4%
12,203	Mattel, Inc.	$314,960

	Media — 3.2%
4,118	Omnicom Group, Inc.	306,915
2,300	Time Warner Cable, Inc.	416,047

		722,962

	Multi-Utilities — 1.7%
7,440	PG&E Corp.	397,817

	Oil, Gas & Consumable Fuels — 6.9%
3,725	Chevron Corp.(c)	383,675
4,689	Energy Transfer Partners LP	263,663
10,106	PBF Energy, Inc., Class A	271,043
6,718	Royal Dutch Shell PLC, ADR	407,715
17,750	Southcross Energy Partners LP	238,915

		1,565,011

	Pharmaceuticals — 13.0%
6,787	AbbVie, Inc.	451,946
6,010	Eli Lilly & Co.(c)	474,189
9,620	GlaxoSmithKline PLC, Sponsored ADR	426,839
8,211	Merck & Co., Inc.	499,968
18,201	Pfizer, Inc.(c)	632,485
10,044	Sanofi, ADR(b)	496,274

		2,981,701

	REITs – Diversified — 2.6%
14,262	Outfront Media, Inc.	395,200
6,115	Weyerhaeuser Co.(b)	199,104

		594,304

	REITs – Hotels — 1.8%
7,312	Ryman Hospitality Properties, Inc.	402,964

	REITs – Shopping Centers — 1.1%
17,359	WP GLIMCHER, Inc.	244,241

	Road & Rail — 1.6%
3,957	Norfolk Southern Corp.	364,044

	Software — 4.1%
11,522	Microsoft Corp.	539,921
15,778	Symantec Corp.	388,533

		928,454

	Tobacco — 2.0%
5,603	Philip Morris International, Inc.(c)	465,441

	Transportation Infrastructure — 1.2%
3,317	Macquarie Infrastructure Co. LLC	280,751

	Wireless Telecommunication Services — 2.0%
11,468	Vodafone Group PLC, Sponsored ADR	447,596

	Total Common Stocks (Identified Cost $16,460,628)	17,937,819

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 13.4%
Non-Convertible Bonds — 12.1%
	Chemicals — 0.7%
$65,000	Hexion, Inc., 9.000%, 11/15/2020	$52,000
150,000	Hexion, Inc., 9.200%, 3/15/2021(d)	112,500

		164,500

	Consumer Cyclical Services — 0.2%
45,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	45,788

	Finance Companies — 1.4%
370,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	306,175

	Healthcare — 1.3%
125,000	HCA, Inc., 7.500%, 12/15/2023	140,312
150,000	HCA, Inc., 7.500%, 11/06/2033	162,000

		302,312

	Home Construction — 0.7%
125,000	Pulte Group, Inc., 6.000%, 2/15/2035	123,750
30,000	Pulte Group, Inc., 6.375%, 5/15/2033	30,900

		154,650

	Independent Energy — 1.6%
75,000	Halcon Resources Corp., 9.750%, 7/15/2020	54,187
20,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	21,202
95,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	101,412
50,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	53,938
15,000	SM Energy Co., 5.000%, 1/15/2024	14,700
105,000	SM Energy Co., 6.500%, 11/15/2021	109,725

		355,164

	Media Entertainment — 0.8%
185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	191,013

	Metals & Mining — 1.2%
160,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	80,000
200,000	United States Steel Corp., 6.650%, 6/01/2037	186,000

		266,000

	Retailers — 1.4%
365,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	275,575
90,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	51,750

		327,325

	Supermarkets — 1.7%
400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	395,500

	Transportation Services — 0.3%
75,000	APL Ltd., 8.000%, 1/15/2024(d)	64,500

	Wireless — 0.8%
2,900,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	184,304

	Total Non-Convertible Bonds (Identified Cost $2,738,367)	2,757,231

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 1.3%
	Midstream — 1.3%
$305,000	Chesapeake Energy Corp., 2.750%, 11/15/2035 (Identified Cost $292,026)	$305,381

	Total Bonds and Notes (Identified Cost $3,030,393)	3,062,612

Shares
Preferred Stocks — 2.9%
	Consumer Non-Cyclical Services — 1.3%
5,642	Tyson Foods, Inc., 4.750%	293,215

	Pharmaceuticals — 1.6%
355	Actavis PLC, Series A, 5.500%	376,289

	Total Preferred Stocks (Identified Cost $636,518)	669,504

Principal Amount (‡)
Short-Term Investments — 5.6%
$1,275,042	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2015 at 0.010% to be repurchased at $1,275,043 on 6/01/2015 collateralized by $1,165,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $1,301,888 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,275,042)	1,275,042

	Total Investments — 100.4% (Identified Cost $21,402,581)(a)	22,944,977
	Other assets less liabilities — (0.4)%	(87,745)

	Net Assets — 100.0%	$22,857,232

Shares
Written Options — (0.0%)
	Options on Securities — (0.0%)
2,500	General Motors Co., Call expiring June 19, 2015 at 37	$(413)
2,000	Hershey Co. (The), Put expiring June 19, 2015 at 90	(750)
2,000	Kohl’s Corp., Put expiring July 17, 2015 at 62.5000	(2,000)

	Total Written Options (Premiums Received $5,691)	$(3,163)

Common Stocks Sold Short — (0.1)%
	Independent Power & Renewable Electricity Producers — (0.1)%
1,412	Talen Energy Corp.(e)(f) (Proceeds $28,395)	$(28,692)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At May 31, 2015, the net unrealized appreciation on investments based on a cost of $21,402,581 (excludes proceeds received from short sales of $28,395) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost
	Investment securities	$2,210,856
	Securities sold short	—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value
	Investment securities	(668,460)
	Securities sold short	(297)

	Net unrealized appreciation	$1,542,099

(b)	All of this security has been designated to cover the Fund’s obligations under open outstanding options or short sales.
(c)	A portion of this security has been pledged as collateral for outstanding options.
(d)	Illiquid security. At May 31, 2015, the value of these securities amounted to $177,000 or 0.8% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Non-income producing security.
(f)	When-issued security. When-issued refers to a transaction made conditionally because a security, although authorized, has not been issued.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
MXN	Mexican Peso

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Industry Summary at May 31, 2015 (Unaudited)

Pharmaceuticals	14.6%
Oil, Gas & Consumable Fuels	6.9
Banks	6.4
Software	4.1
Insurance	3.7
Communications Equipment	3.6
Media	3.2
Automobiles	3.0
Chemicals	2.9
Aerospace & Defense	2.6
REITs – Diversified	2.6
Electrical Equipment	2.1
Tobacco	2.0
Wireless Telecommunication Services	2.0
Other Investments, less than 2% each*	35.0
Short-Term Investments	5.6

Total Investments	100.3
Other assets less liabilities (including open written options)	(0.3)

Net Assets	100.0%

* Net of securities sold short.

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.4% of Net Assets
Non-Convertible Bonds — 85.6%
	Argentina — 1.1%
$150,000	Argentina Bonar Bonds, Series X, 7.000%, 4/17/2017	$145,851
200,000	YPF S.A., 8.750%, 4/04/2024, 144A	206,500

		352,351

	Barbados — 0.7%
200,000	Columbus International, Inc., 7.375%, 3/30/2021, 144A	216,750

	Brazil — 6.8%
135,000	Banco do Brasil S.A., 6.000%, 1/22/2020, 144A	147,285
250,000	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 9/26/2023, 144A(b)	262,000
235,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017(b)	243,460
250,000	BRF S.A., 5.875%, 6/06/2022	278,937
340,000	CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	302,600
240,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021(b)	257,280
420,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	409,710
200,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	200,200

		2,101,472

	Canada — 0.8%
235,000	First Quantum Minerals Ltd., 7.250%, 10/15/2019, 144A	236,175

	Chile — 3.2%
200,000	Cencosud S.A., 5.150%, 2/12/2025, 144A	204,243
320,000	GeoPark Latin America Ltd. Agencia en Chile, 7.500%, 2/11/2020	283,200
250,000	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A	248,432
240,000	VTR Finance BV, 6.875%, 1/15/2024	249,900

		985,775

	China — 7.9%
320,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019, 144A	319,067
215,000	Baidu, Inc., 3.500%, 11/28/2022	216,952
270,000	Bestgain Real Estate Ltd., 2.625%, 3/13/2018(b)	268,020
250,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(b)	264,507
280,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(b)	270,526
255,000	Country Garden Holdings Co. Ltd., 7.250%, 4/04/2021, 144A(b)	257,881
225,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A(b)	252,138
355,000	Industrial & Commercial Bank of China, (fixed rate to 12/10/2019, variable rate thereafter), 6.000%, 144A(c)	372,572
200,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	206,263

		2,427,926

	Colombia — 2.5%
235,000	Empresa de Energia de Bogota S.A. E.S.P., 6.125%, 11/10/2021(b)	251,450
260,000	Oleoducto Central S.A., 4.000%, 5/07/2021, 144A(b)	257,400
275,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	248,531

		757,381

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Croatia — 0.7%
$200,000	Agrokor d.d., 8.875%, 2/01/2020	$219,104

	Dominican Republic — 1.0%
295,000	Dominican Republic International Bond, 5.500%, 1/27/2025, 144A	299,425

	Guatemala — 0.8%
225,000	Central American Bottling Corp., 6.750%, 2/09/2022(b)	239,063

	Hong Kong — 2.6%
305,000	Noble Group Ltd., 6.750%, 1/29/2020	318,268
265,000	PCCW-HKT Capital No. 5 Ltd., 3.750%, 3/08/2023	268,527
200,000	Swire Pacific MTN Financing Ltd., EMTN, 4.500%, 10/09/2023	216,446

		803,241

	Hungary — 1.3%
400,000	Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020, 144A	407,000

	India — 5.0%
260,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A(b)	284,440
250,000	Greenko Dutch BV, 8.000%, 8/01/2019, 144A	240,625
325,000	ICICI Bank Ltd., 3.500%, 3/18/2020, 144A	332,700
220,000	NTPC Ltd., EMTN, 5.625%, 7/14/2021(b)	246,187
250,000	Reliance Industries Ltd., 4.125%, 1/28/2025, 144A	253,100
200,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	172,000

		1,529,052

	Indonesia — 4.2%
4,500,000,000	Indonesia Treasury Bond, 7.000%, 5/15/2027, (IDR)	307,112
200,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	209,500
340,000	Pelabuhan Indonesia III PT, 4.875%, 10/01/2024, 144A	345,950
215,000	Pertamina Persero PT, EMTN, 4.300%, 5/20/2023(b)	211,775
200,000	TBG Global Pte Ltd., 4.625%, 4/03/2018	201,000

		1,275,337

	Israel — 0.8%
230,000	Israel Electric Corp. Ltd., 5.625%, 6/21/2018, 144A(b)	247,158

	Jamaica — 0.8%
250,000	Digicel Ltd., 6.000%, 4/15/2021, 144A(b)	246,875

	Kenya — 1.2%
345,000	Kenya Government International Bond, 6.875%, 6/24/2024, 144A(b)	361,129

	Korea — 3.3%
240,000	GS Caltex Corp., 3.250%, 10/01/2018, 144A(b)	245,786
230,000	Korea Gas Corp., 4.250%, 11/02/2020(b)	252,960
200,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	205,154
275,000	Woori Bank, 5.875%, 4/13/2021(b)	319,230

		1,023,130

	Lithuania — 0.8%
210,000	Lithuania Government International Bond, 6.625%, 2/01/2022(b)	256,463

	Luxembourg — 0.8%
240,000	Altice S.A., 7.750%, 5/15/2022, 144A(b)	242,400

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Malaysia — 1.1%
$200,000	Malayan Banking Bhd, EMTN, (fixed rate to 9/20/2017, variable rate thereafter), 3.250%, 9/20/2022	$201,941
100,000	Petronas Capital Ltd., 7.875%, 5/22/2022, 144A	130,734

		332,675

	Mexico — 9.9%
250,000	Alfa SAB de CV, 5.250%, 3/25/2024, 144A(b)	262,500
225,000	BBVA Bancomer S.A., 6.750%, 9/30/2022(b)	255,488
290,000	Elementia SAB de CV, 5.500%, 1/15/2025, 144A	294,712
200,000	Empresas ICA SAB de CV, 8.875%, 5/29/2024, 144A	172,500
258,111	Fermaca Enterprises S de RL de CV, 6.375%, 3/30/2038, 144A(b)	272,049
255,000	Fresnillo PLC, 5.500%, 11/13/2023, 144A(b)	274,762
245,000	Grupo Idesa S.A. de CV, 7.875%, 12/18/2020, 144A(b)	256,025
250,000	Grupo KUO SAB de CV, 6.250%, 12/04/2022(b)	259,925
235,000	Office Depot de Mexico S.A. de CV, 6.875%, 9/20/2020, 144A(b)	253,800
280,000	Southern Copper Corp., 3.875%, 4/23/2025	273,986
250,000	Tenedora Nemak S.A. de CV, 5.500%, 2/28/2023, 144A(b)	263,675
200,000	Unifin Financiera S.A.P.I. de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	198,500

		3,037,922

	Morocco — 0.8%
225,000	OCP S.A., 5.625%, 4/25/2024, 144A	239,906

	Panama — 0.7%
140,000	Panama Government International Bond, 8.875%, 9/30/2027	202,300

	Paraguay — 0.8%
240,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	254,280

	Peru — 2.0%
200,000	Corporacion Financiera de Desarrollo S.A., 4.750%, 2/08/2022	212,750
190,000	InRetail Consumer, 5.250%, 10/10/2021, 144A	197,125
195,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	199,144

		609,019

	Philippines — 1.7%
240,000	Philippine Government International Bond, 4.200%, 1/21/2024(b)	267,000
205,000	Power Sector Assets and Liabilities Management Corp., 7.250%, 5/27/2019(b)	243,950

		510,950

	Qatar — 1.0%
285,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A(b)	312,431

	Russia — 5.4%
420,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 2/06/2028(b)	369,075
400,000	Russian Foreign Bond-Eurobond, 4.500%, 4/04/2022	392,343
300,000	Russian Foreign Bond-Eurobond, 5.000%, 4/29/2020, 144A(b)	308,250
268,750	Russian Foreign Bond-Eurobond, 7.500%, 3/31/2030	314,706
260,000	VimpelCom Holdings BV, 6.255%, 3/01/2017(b)	263,900

		1,648,274

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Singapore — 1.0%
$300,000	BOC Aviation Pte Ltd., 3.000%, 3/30/2020, 144A	$298,269

	South Africa — 2.3%
235,000	Edcon Pty Ltd., 9.500%, 3/01/2018	189,081
200,000	Eskom Holdings SOC Ltd., 6.750%, 8/06/2023, 144A	204,700
320,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	325,600

		719,381

	Sri Lanka — 0.6%
200,000	Sri Lanka Government International Bond, 5.125%, 4/11/2019, 144A	199,250

	Thailand — 0.7%
205,000	PTT Global Chemical PCL, 4.250%, 9/19/2022	214,521

	Turkey — 3.9%
200,000	Akbank TAS, 4.000%, 1/24/2020, 144A	195,450
240,000	Coca-Cola Icecek AS, 4.750%, 10/01/2018, 144A(b)	254,525
200,000	Export Credit Bank of Turkey, 5.000%, 9/23/2021, 144A	202,748
275,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	275,495
265,000	Turk Telekomunikasyon AS, 3.750%, 6/19/2019, 144A	265,143

		1,193,361

	Ukraine — 0.3%
200,000	Ukraine Government International Bond, 9.250%, 7/24/2017	95,300

	United Arab Emirates — 3.9%
325,000	Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/2023(b)	330,281
275,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A(b)	315,227
230,000	DP World Ltd., 3.250%, 5/18/2020, 144A	228,563
260,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A(b)	316,420

		1,190,491

	United States — 0.8%
260,000	Kosmos Energy Ltd., 7.875%, 8/01/2021, 144A	255,450

	Uruguay — 0.6%
200,000	ACI Airport Sudamerica S.A., 6.875%, 11/29/2032, 144A	195,750

	Venezuela — 1.1%
395,000	Petroleos de Venezuela S.A., 5.500%, 4/12/2037	140,225
220,000	Petroleos de Venezuela S.A., 6.000%, 11/15/2026	81,950
240,000	Venezuela Government International Bond, 12.750%, 8/23/2022	117,600

		339,775

	Zambia — 0.7%
200,000	Zambia Government International Bond, 8.500%, 4/14/2024, 144A	216,000

	Total Non-Convertible Bonds (Identified Cost $25,995,082)	26,292,512

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 0.8%
	United States — 0.8%
$225,000	SunEdison, Inc., 3.375%, 6/01/2025, 144A (Identified Cost $232,749)	$236,672

	Total Bonds and Notes (Identified Cost $26,227,831)	26,529,184

Senior Loans — 0.7%
	Great Britain — 0.7%
202,000	CWC Cayman Finance Ltd., Unsecured Term Loan, 6.500%, 4/28/2017(d) (Identified Cost $199,519)	202,505

Shares
Common Stocks — 0.3%
	China — 0.3%
4,800	Tencent Holdings Ltd., ADR	95,808
1,876	Huatai Securities Co. Ltd., Series H(e)	6,000

	Total Common Stocks (Identified Cost $86,398)	101,808

Exchange-Traded Funds — 1.9%
2,333	iShares® MSCI Brazil Capped ETF	75,216
3,893	iShares® MSCI Frontier 100 ETF	116,440
1,326	iShares® MSCI Mexico Capped ETF	77,584
1,300	iShares® MSCI South Korea Capped ETF	75,140
15,382	iShares® MSCI Taiwan ETF	251,342

	Total Exchange-Traded Funds (Identified Cost $644,111)	595,722

Shares/ Units of Currency (††)
Purchased Options — 0.2%
	Options on Securities — 0.0%
50,000	iShares® China Large-Cap ETF, Call expiring June 19, 2015 at 56	5,250
30,000	iShares® MSCI Emerging Markets ETF, Call expiring June 19, 2015 at 43.5000	1,350

		6,600

	Over-the-Counter Options on Currency — 0.2%
1,500,000	MXN Put, expiring June 25, 2015 at 15.0815(f)	39,006
1,500,000	ZAR Put, expiring June 18, 2015 at 12.7400(g)	4,163

		43,169

	Total Purchased Options (Identified Cost $101,758)	49,769

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 8.8%
$2,698,144	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2015 at 0.010% to be repurchased at $2,698,146 on 6/01/2015 collateralized by $2,690,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $2,752,335 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,698,144)	$2,698,144

	Total Investments — 98.3% (Identified Cost $29,957,761)(a)	30,177,132
	Other assets less liabilities — 1.7%	536,996

	Net Assets — 100.0%	$30,714,128

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Options on securities are expressed as shares. Options on currency are expressed as units of currency.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At May 31, 2015, the net unrealized appreciation on investments based on a cost of $30,055,654 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$816,685
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(695,207)

	Net unrealized appreciation	$121,478

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(c)	Perpetual bond with no specified maturity date.
(d)	Variable rate security. Rate as of May 31, 2015 is disclosed.
(e)	Non-income producing security.
(f)	Counterparty is Credit Suisse International
(g)	Counterparty is Bank of America, N.A.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the value of Rule 144A holdings amounted to $15,712,007 or 51.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund

HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
ZAR	South African Rand

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

At May 31, 2015, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Barclays Bank PLC	Republic of Russia	(1.00%)	6/20/2020	$310,000	$29,560	$29,193	$(367)	$(603)

Sell Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Citibank, N.A.	CDX.EM* Series 22, 5-Year	1.00%	12/20/2019	3.56%	$2,300,000	$(151,621)	$(238,099)	$(86,478)	$4,536
Citibank, N.A.	CDX.EM* Series 22, 5-Year	1.00%	12/20/2019	3.56%	600,000	(40,990)	(62,112)	(21,122)	1,183
Citibank, N.A.	Republic of Brazil	1.00%	3/20/2020	2.28%	350,000	(20,684)	(20,024)	660	710
Citibank, N.A.	Republic of Colombia	1.00%	3/20/2020	1.43%	350,000	(10,175)	(6,863)	3,312	710

Total							$(327,098)	$(103,628)	$7,139

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.EM is an index composed of emerging market credit default swaps.

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

At May 31, 2015, the Fund had the following open bilateral interest rate swap agreements:

Counterparty	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Bank of America, N.A.	85,000,000	HUF	2/26/2025	6-month BUBOR	2.680%	$(8,410)
Bank of America, N.A.	85,000,000	HUF	5/11/2025	6-month BUBOR	3.220%	5,718
Bank of America, N.A.	1,200,000	PLN	5/11/2025	6-month WIBOR	2.535%	(3,896)
Citibank, N.A.	5,000,000	MXN	1/21/2025	28-day TIIE	5.460%	(18,021)
JPMorgan Chase Bank, N.A.	1,000,000	PLN	2/26/2025	6-month WIBOR	2.040%	(14,792)

Total						$(39,401)

1 There are no up front payments on interest rate swap agreements; therefore unrealized appreciation (depreciation) is equal to market value.

BUBOR	Budapest Interbank Offered Rate
TIIE	Tasa de Interes de Equilibrio — Equilibrium Interbank Interest Rate
WIBOR	Warsaw Interbank Offered Rate

At May 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/30/2015	Colombian Peso	400,000,000	$157,619	$(3,347)
Buy[2]	6/09/2015	Indonesian Rupiah	2,000,000,000	151,075	1,093
Sell[2]	6/09/2015	Indonesian Rupiah	2,000,000,000	151,075	(2,375)
Buy[3]	6/29/2015	Yuan Renminbi	3,100,000	499,289	963

Total					$(3,666)

At May 31, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
6/23/2015	Euro	305,000	Hungarian Forint[3]	91,612,179	$(9,766)
6/23/2015	Euro	270,000	Polish Zloty[3]	1,118,311	1,993
6/23/2015	Euro	270,000	Hungarian Forint[3]	82,119,258	(5,023)
6/23/2015	Hungarian Forint	173,552,365	Euro[3]	575,000	15,425
6/23/2015	Polish Zloty	1,088,621	Euro[3]	270,000	5,935

Total					$8,564

1 Counterparty is UBS AG.

2 Counterparty is Citibank, N.A.

3 Counterparty is Bank of America, N.A.

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund – (continued)

At May 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index	6/19/2015	6	$299,070	$7,690
FTSE China A50 Index	6/29/2015	21	279,510	(21,189)
Ultra Long U.S. Treasury Bond	9/21/2015	4	641,125	3,336
30 Year U.S. Treasury Bond	9/21/2015	4	622,500	2,399

Total				$(7,764)

Industry Summary at May 31, 2015 (Unaudited)

Banking	9.8%
Foreign Sovereign	9.6
Integrated Energy	5.3
Telecom – Wireless	5.1
Telecom – Wireline Integrated & Services	3.5
Gas Distribution	3.4
Energy – Exploration & Production	3.3
Electric – Integrated	3.3
Chemicals	3.1
Software & Services	3.0
Building Materials	2.7
Metals & Mining Excluding Steel	2.6
Diversified Capital Goods	2.5
Food – Wholesale	2.4
Oil Field Equipment & Services	2.3
Government Guaranteed	2.1
Sovereign	2.1
Other Investments, less than 2% each	23.4
Short-Term Investments	8.8

Total Investments	98.3
Other assets less liabilities (including swap agreements, forward foreign currency contracts and futures contracts)	1.7

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 84.5% of Net Assets
	Aerospace & Defense — 0.0%
$584,490	Cadence Aerospace LLC, Term Loan B, 6.503%, 5/09/2018(b)	$575,722

	Automotive — 3.0%
1,700,000	ABRA, Inc., 2nd Lien Term Loan, 8.250%, 9/19/2022(c)	1,708,500
9,056,171	American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.250%, 9/01/2021(c)	9,139,216
9,358,970	Crowne Group LLC, 1st Lien Term Loan, 6.000%, 9/30/2020(c)	9,300,476
7,033,326	Dayco Products LLC, New Term Loan B, 5.250%, 12/12/2019(c)	7,042,118
9,161,880	Henniges Automotive Holdings, Inc., Term Loan B, 5.500%, 6/12/2021(c)	9,184,785
8,451,000	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(c)	8,451,000
9,218,598	U.S. Farathane LLC, Term Loan B, 6.750%, 12/23/2021(c)	9,287,737

		54,113,832

	Banking — 0.8%
1,120,935	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.525%, 6/30/2017(c)	1,121,405
11,303,597	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(c)	11,343,951
2,086,687	Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 8/04/2019(c)	2,090,172

		14,555,528

	Building Materials — 3.7%
6,234,724	C.H.I. Overhead Doors, Inc., Term Loan B, 5.500%, 3/18/2019(c)	6,219,137
6,017,813	Contech Construction Products, Inc., New Term Loan, 6.250%, 4/29/2019(c)	6,010,290
7,933,134	CPG International, Inc., New Term Loan, 4.750%, 9/30/2020(c)	7,878,633
8,309,070	GYP Holdings III Corp., 1st Lien Term Loan, 4.750%, 4/01/2021(c)	8,059,798
8,116,592	Jeld-Wen, Inc., Term Loan B, 5.250%, 10/15/2021(c)	8,157,175
8,374,715	Munters Corp., Term Loan, 6.250%, 5/05/2021(c)	8,311,905
2,000,000	Priso Acquisition Corp., 1st Lien Term Loan, 5/08/2022(d)	1,992,500
6,203,000	Priso Acquisition Corp., 1st Lien Term Loan, 4.500%, 5/08/2022(c)	6,179,739
5,397,309	Quikrete Holdings, Inc., 2nd Lien Term Loan, 7.000%, 3/26/2021(c)	5,424,296
7,899,979	Roofing Supply Group LLC, Term Loan, 5.000%, 5/31/2019(c)	7,899,979

		66,133,452

	Cable Satellite — 1.2%
4,260,000	TWCC Holding Corp., 2nd Lien Term Loan, 6/26/2020(d)	3,903,225
13,602,760	TWCC Holding Corp., 2nd Lien Term Loan, 7.000%, 6/26/2020(c)	12,463,529
5,061,327	TWCC Holding Corp., Refi Term Loan B, 2/13/2017(d)	5,041,436

		21,408,190

	Chemicals — 2.0%
3,419,000	Aruba Investments, Inc., USD Term Loan B, 5.250%, 2/02/2022(c)	3,440,369
9,014,331	AZ Chem U.S., Inc., 2nd Lien Term Loan, 7.500%, 6/12/2022(c)	8,931,669
4,512,690	Citadel Plastics Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/05/2020(c)	4,501,408
3,054,611	Klockner-Pentaplast of America, Inc., USD Term Loan, 5.000%, 4/28/2020(c)	3,064,172
1,305,389	KP Germany Erste GmbH, 1st Lien Term Loan, 5.000%, 4/22/2020(c)	1,309,475
2,421,537	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(c)	2,385,214
3,278,500	Nexeo Solutions LLC, Term Loan B3, 5.000%, 9/08/2017(c)	3,237,519
9,386,476	Styrolution U.S. Holding LLC, USD Term Loan B, 6.500%, 11/07/2019(c)	9,486,254

		36,356,080

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — 0.4%
$6,824,160	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(c)	$6,739,540

	Consumer Cyclical Services — 7.1%
9,469,890	Access CIG LLC, 1st Lien Term Loan, 6.000%, 10/18/2021(c)	9,487,693
1,600,000	Active Network, Inc. (The), 1st Lien Term Loan, 11/13/2020(d)	1,593,328
8,985,211	Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/2020(c)	8,947,743
2,000,000	AlixPartners LLP, New 2nd Lien Term Loan, 7/10/2021(d)	2,018,340
10,325,000	AlixPartners LLP, New 2nd Lien Term Loan, 9.000%, 7/10/2021(c)	10,419,680
9,545,043	Creative Artists Agency LLC, Term Loan B, 5.500%, 12/17/2021(c)	9,625,603
1,500,000	DTZ U.S. Borrower LLC, 1st Lien Term Loan, 5.500%, 11/04/2021(c)	1,505,625
6,263,000	DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.250%, 11/04/2022(c)	6,304,774
2,992,443	Mergermarket USA, Inc., 1st Lien Term Loan, 4.500%, 2/04/2021(c)	2,951,297
7,522,000	Mergermarket USA, Inc., 2nd Lien Term Loan, 7.500%, 2/04/2022(c)	7,155,303
8,706,487	Miller Heiman, Inc., Term Loan B, 6.758%, 9/30/2019(b)	8,401,760
4,630,000	PODS LLC, 1st Lien Term Loan, 5.250%, 2/02/2022(c)	4,676,300
8,436,855	Rentpath, Inc., 1st Lien Term Loan, 6.250%, 12/17/2021(c)	8,510,678
1,264,428	SGS Cayman LP, 2014 Term Loan B, 6.000%, 4/23/2021(c)	1,272,331
11,974,688	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(c)	11,091,554
11,001,488	STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 2/28/2019(c)	10,939,660
5,431,922	Sutherland Global Services, Inc., Term Loan B, 6.000%, 4/23/2021(c)	5,465,871
1,000,000	WASH Multifamily Laundry Systems LLC, 2015 Term Loan B, 4/21/2022(d)	1,003,750
5,142,143	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.250%, 5/06/2021(c)	5,143,428
10,072,000	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 5/01/2022(c)	9,820,200

		126,334,918

	Consumer Products — 2.7%
8,003,000	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7.500%, 7/25/2022(c)	8,065,023
9,480,000	Bioplan USA, Inc., 2015 Term Loan, 9/23/2021(d)	8,389,800
3,163,574	FGI Operating Co. LLC, Term Loan, 5.500%, 4/19/2019(c)	3,072,622
9,445,490	NYDJ Apparel LLC, Term Loan, 7.000%, 1/06/2020(c)	8,146,735
5,481,822	Polyconcept Investments BV, USD 1st Lien Term Loan, 6.000%, 6/27/2019(c)	5,461,265
5,776,523	Varsity Brands, Inc., 1st Lien Term Loan, 12/11/2021(d)	5,795,296
8,589,835	Visant Corp., New Term Loan, 7.000%, 9/23/2021(c)	8,453,858

		47,384,599

	Diversified Manufacturing — 2.1%
11,866,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(c)	10,006,954
3,934,140	Douglas Dynamics Holdings, Inc., New Term Loan, 5.250%, 12/31/2021(c)	3,963,646
10,834,229	Dynacast International LLC, Term Loan B, 1/28/2022(d)	10,870,307
5,081,609	Electrical Components International, Inc., 2014 Term Loan B, 5.750%, 5/28/2021(c)	5,098,479
7,000,000	Silver II U.S. Holdings LLC, Term Loan, 12/13/2019(d)	6,791,470

		36,730,856

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.9%
$5,736,000	Mirion Technologies, Inc., Term Loan B, 5.750%, 3/31/2022(c)	$5,753,151
10,597,440	TPF II Power LLC, Term Loan B, 5.500%, 10/02/2021(c)	10,739,869

		16,493,020

	Environmental — 1.0%
7,894,881	EnergySolutions LLC, New Term Loan, 6.750%, 5/29/2020(c)	7,944,225
7,389,000	Infiltrator Systems, Inc., 2015 Term Loan, 5/19/2022(d)	7,405,551
3,369,000	WTG Holdings III Corp., 2nd Lien Term Loan, 8.500%, 1/15/2022(c)	3,318,465

		18,668,241

	Financial Other — 1.9%
7,101,263	Astro AB Borrower, Inc., 1st Lien Term Loan, 4/30/2022(d)	7,172,276
2,161,000	Astro AB Borrower, Inc., 1st Lien Term Loan, 5.500%, 4/30/2022(c)	2,182,610
3,995,000	DBRS Ltd., Term Loan, 3/04/2022(d)	4,007,504
6,212,430	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(c)	6,231,875
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 7.250%, 4/04/2021(c)	7,766,658
6,687,465	Institutional Shareholder Services, Inc., Term Loan, 5.000%, 4/30/2021(c)	6,595,512

		33,956,435

	Food & Beverage — 2.1%
2,873,000	CPM Holdings, Inc., Term Loan B, 6.000%, 4/11/2022(c)	2,871,219
6,064,364	Del Monte Foods, Inc., 2nd Lien Term Loan, 8.250%, 8/18/2021(c)	5,495,830
3,326,789	Lineage Logistics Holdings LLC, 2014 Term Loan, 4.500%, 4/07/2021(c)	3,276,888
12,660,835	New HB Acquisition LLC, Term Loan, 6.750%, 4/09/2020(c)	12,819,095
8,405,933	PSSI Holdings LLC, Term Loan B, 5.000%, 12/02/2021(c)	8,447,962
4,597,700	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(b)	4,068,965

		36,979,959

	Gaming — 0.5%
8,204,438	Scientific Games International, Inc., 2014 Term Loan B2, 6.000%, 10/01/2021(c)	8,233,153

	Health Insurance — 0.7%
2,500,000	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3/01/2021(d)	2,470,000
11,057,000	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.750%, 2/28/2022(c)	10,884,290

		13,354,290

	Healthcare — 8.5%
8,594,000	21st Century Oncology Holdings, Inc., Term Loan, 6.500%, 4/30/2022(c)	8,572,515
11,323,442	CareCore National LLC, Term Loan B, 5.500%, 3/05/2021(c)	11,380,059
9,727,132	CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 7/01/2021(c)	9,733,261
2,814,000	CHG Healthcare Services, Inc., New Term Loan, 11/19/2019(d)	2,824,553
5,050,343	CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 6.000%, 12/01/2021(c)	5,056,655
8,575,343	CT Technologies Intermediate Holdings, Inc., New 1st Lien Term Loan, 12/01/2021(d)	8,586,062
4,334,990	Edmentum, Inc., 2013 Term Loan, 6.750%, 5/17/2018(c)	3,381,292
11,168,875	Envision Acquisition Co. LLC, Term Loan, 5.750%, 11/04/2020(c)	11,186,299
1,400,000	eResearchTechnology, Inc., Term Loan B, 5/08/2022(d)	1,400,588
11,322,000	eResearchTechnology, Inc., Term Loan B, 5.500%, 5/08/2022(c)	11,326,755

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$2,500,000	Evergreen Skills (Skillsoft), 1st Lien Term Loan, 5.750%, 4/28/2021(c)	$2,461,250
9,502,000	HC Group Holdings III, Inc., Term Loan B, 6.000%, 4/07/2022(c)	9,576,211
5,478,610	Knowledge Universe Education LLC, Term Loan, 5.250%, 3/18/2021(c)	5,501,456
6,683,495	Learning Care Group (U.S.) No. 2, Inc., New Term Loan, 5/05/2021(d)	6,704,414
8,681,113	McGraw-Hill School Education Holdings LLC, Term Loan B, 6.250%, 12/18/2019(c)	8,719,136
2,672,000	National Surgical Hospitals, Inc., 2015 Term Loan, 4/29/2022(d)	2,665,320
4,199,000	NVA Holdings, Inc., 2nd Lien Term Loan, 8.000%, 8/14/2022(c)	4,209,497
4,626,000	Physio-Control International, Inc., 1st Lien Term Loan, 5/05/2022(d)	4,637,565
2,025,393	PLATO, Inc., 2nd Lien Term Loan, 12.000%, 5/17/2019(c)	155,287
850,000	Renaissance Learning, Inc., New 2nd Lien Term Loan, 8.000%, 4/11/2022(c)	830,875
4,333,118	SkillSoft Corp., 2nd Lien Term Loan, 9.250%, 4/28/2022(c)	4,108,359
9,905,872	Steward Health Care System LLC, Term Loan B, 6.750%, 4/12/2020(c)	9,825,436
9,252,810	Surgery Center Holdings, Inc., New 1st Lien Term Loan, 5.250%, 11/03/2020(c)	9,287,508
9,246,825	Tecomet, Inc., 1st Lien Term Loan, 5.750%, 12/05/2021(c)	9,131,240

		151,261,593

	Independent Energy — 0.8%
5,894,000	Callon Petroleum Co., 2nd Lien Term Loan, 8.500%, 10/08/2021(c)	5,884,157
8,370,935	Magnum Hunter Resources, Inc., 2nd Lien Term Loan, 8.500%, 10/22/2019(c)	8,350,008

		14,234,165

	Industrial Other — 8.5%
8,415,742	Aquilex Holdings LLC, New Term Loan, 5.000%, 12/31/2020(b)	8,289,506
1,000,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 12/17/2021(d)	1,006,250
7,551,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/17/2021(c)	7,598,194
7,944,069	Capital Safety North America Holdings, Inc., 2nd Lien Term Loan, 6.500%, 3/28/2022(c)	7,818,314
6,869,000	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 7.000%, 11/22/2021(c)	6,353,825
9,878,055	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(c)	9,893,465
1,500,000	Element Materials Technology Group U.S. Holdings, Inc., Term Loan B, 8/06/2021(d)	1,503,750
6,759,000	Element Materials Technology Group U.S. Holdings, Inc., Term Loan B, 5.000%, 8/06/2021(c)	6,775,897
561,000	Filtration Group Corp., 1st Lien Term Loan, 11/21/2020(d)	562,223
1,292,138	Filtration Group Corp., 2nd Lien Term Loan, 8.250%, 11/21/2021(c)	1,295,756
5,652,399	Hampton Rubber Co., 1st Lien Term Loan, 5.000%, 3/27/2021(c)	5,087,159
3,456,000	LS Newco Pty Ltd., USD Term Loan B, 5/21/2022(d)	3,475,457
7,074,000	LTI Holdings, Inc., 1st Lien Term Loan, 5.250%, 4/16/2022(c)	7,109,370
5,602,814	McJunkin Red Man Corp., New Term Loan, 5.576%, 11/08/2019(b)	5,567,796
8,839,000	Merrill Communications LLC, 2015 Term Loan, 5/27/2022(d)	8,794,805
9,040,327	NES Global Talent Ltd., 1st Lien Term Loan, 6.500%, 10/03/2019(c)	8,588,311
9,021,376	North American Lifting Holdings, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(c)	8,750,734
10,546,295	Nusil Technology LLC, New Term Loan, 5.250%, 4/07/2017(c)	10,473,842
7,680,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(c)	7,257,600
5,728,488	RedTop Luxembourg S.a.r.l., USD 2nd Lien Term Loan, 8.250%, 6/03/2021(c)	5,742,809
7,992,000	Research Now Group, Inc., Term Loan, 5.500%, 3/18/2021(c)	8,031,960

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Industrial Other — continued
$3,549,000	Sterigenics-Nordion Holdings LLC, Term Loan B, 4.250%, 5/15/2022(c)	$3,549,000
3,841,589	Syncreon Global Finance (U.S.), Inc., Term Loan B, 5.250%, 10/28/2020(c)	3,440,642
6,081,849	Tank Holding Corp., Refi Term Loan, 5.250%, 3/16/2022(c)	6,086,897
8,444,649	Trojan Battery Co. LLC, 2013 Term Loan, 5.750%, 6/11/2021(c)	8,391,870

		151,445,432

	Leisure — 0.9%
8,280,390	AMF Bowling Centers, Inc., Term Loan B, 7.250%, 9/18/2021(c)	8,297,613
7,935,998	World Triathlon Corp., Term Loan, 5.250%, 6/26/2021(c)	7,945,918

		16,243,531

	Lodging — 0.5%
8,709,556	Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/27/2020(c)	8,742,216

	Media Entertainment — 4.2%
10,115,950	ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 7/31/2020(c)	9,812,471
10,079,095	Cengage Learning Acquisitions, Inc., 1st Lien Term Loan, 8.250%, 3/31/2020(c)	10,102,479
1,250,000	Clear Channel Communications, Inc., Term Loan D, 1/30/2019(d)	1,167,187
10,093,616	Clear Channel Communications, Inc., Term Loan D, 6.935%, 1/30/2019(c)	9,424,914
1,250,000	Dex Media West LLC, New Term Loan, 12/30/2016(d)	884,375
3,283,294	Dex Media West LLC, New Term Loan, 8.000%, 12/30/2016(c)	2,322,931
8,507,000	Eden Bidco Ltd., USD Term Loan B, 6.000%, 4/28/2022(c)	8,421,930
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.500%, 1/24/2021(c)	7,512,120
6,237,000	Penton Media, Inc., 2015 Term Loan, 10/03/2019(d)	6,264,318
5,456,000	Penton Media, Inc., New 2nd Lien Term Loan, 9.000%, 10/02/2020(c)	5,449,180
7,069,295	ProQuest LLC, New Term Loan B, 5.250%, 10/24/2021(c)	7,093,613
6,573,662	YP LLC, USD Term Loan B, 8.000%, 6/04/2018(c)	6,639,399

		75,094,917

	Metals & Mining — 0.6%
6,377,463	Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.750%, 8/14/2020(c)	6,122,364
4,603,000	Novelis, Inc., 2015 Term Loan B, 5/18/2022(d)	4,597,246

		10,719,610

	Midstream — 0.2%
4,225,761	Targa Resources Corp., Term Loan B, 5.750%, 2/25/2022(c)	4,260,116

	Natural Gas — 0.7%
12,439,784	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(c)	12,004,391

	Oil Field Services — 2.0%
10,892,019	CJ Holding Co., Term Loan B2, 7.250%, 3/24/2022(c)	10,220,308
8,347,381	KCA Deutag U.S. Finance LLC, Term Loan, 6.250%, 5/13/2020(c)	7,324,827
316,667	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(c)	287,375
2,582,464	Pinnacle Holdco S.a.r.l., Term Loan, 4.750%, 7/30/2019(c)	2,354,355
7,260,312	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(c)	6,098,662
6,228,207	UTEX Industries, Inc., 1st Lien Term Loan 2014, 5.000%, 5/22/2021(c)	5,689,094
3,501,031	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(c)	2,984,629

		34,959,250

	Other Utility — 0.7%
11,973,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(c)	11,823,338

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Packaging — 0.5%
$8,410,920	Hilex Poly Co. LLC, Term Loan B, 6.000%, 12/05/2021(c)	$8,484,516

	Pharmaceuticals — 0.6%
2,741,000	Genoa, a QoL Healthcare Co. LLC, 1st Lien Term Loan, 4.500%, 4/30/2022(c)	2,741,000
7,861,000	Valeant Pharmaceuticals International, Term Loan B F1, 4.000%, 4/01/2022(c)	7,877,980

		10,618,980

	Property & Casualty Insurance — 3.4%
3,335,695	Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/2019(c)	3,360,712
791,750	Alliant Holdings I, Inc., Term Loan B1, 5.000%, 12/20/2019(c)	793,729
3,996,000	AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.500%, 9/04/2020(c)	4,024,292
12,559,969	Applied Systems, Inc., New 2nd Lien Term Loan, 7.500%, 1/24/2022(c)	12,622,769
9,625,000	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(c)	8,181,250
2,880,908	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.000%, 12/10/2019(c)	2,830,492
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(c)	680,543
9,506,888	Hub International Ltd., Term Loan B, 4.000%, 10/02/2020(c)	9,469,241
9,533,000	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(c)	9,592,581
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.500%, 10/11/2021(c)	9,357,469

		60,913,078

	REITs — 0.6%
750,000	Communications Sales & Leasing, Inc., Term Loan B, 10/24/2022(d)	747,188
9,851,924	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/2022(c)	9,814,979

		10,562,167

	Restaurants — 1.4%
589,286	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(c)	589,286
7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 8.000%, 8/01/2022(c)	7,688,599
8,466,455	Red Lobster Management LLC, Term Loan B, 6.250%, 7/28/2021(c)	8,529,953
7,553,481	Sagittarius Restaurants LLC, New Term Loan, 5.250%, 10/01/2018(c)	7,534,597

		24,342,435

	Retailers — 4.8%
5,387,000	At Home Holding III, Inc., Term Loan, 5/11/2022(d)	5,360,065
3,897,000	Bass Pro Group LLC, 2015 Term Loan, 6/07/2020(d)	3,897,000
10,451,025	BDF Acquisition Corp., 1st Lien Term Loan, 5.250%, 2/12/2021(c)	10,268,132
5,000,000	BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 3/26/2020(d)	5,050,000
7,874,000	BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 3/26/2020(c)	7,952,740
6,861,697	David’s Bridal, Inc., New Term Loan B, 5.000%, 10/11/2019(c)	6,602,667
10,773,000	Evergreen Acqco 1 LP, New Term Loan, 7/09/2019(d)	10,571,006
8,211,000	Jill Acquisition LLC, 2015 Term Loan, 6.000%, 5/08/2022(c)	8,221,264
6,003,162	Neiman Marcus Group, Inc. (The), 2020 Term Loan, 10/25/2020(d)	6,003,162
8,977,469	Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/2020(c)	8,977,469
5,051,372	PFS Holding Corp., 1st Lien Term Loan, 4.500%, 1/31/2021(c)	4,678,833
5,314,000	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(c)	5,214,363
3,407,000	Talbots, Inc. (The), 2nd Lien Term Loan, 9.500%, 3/19/2021(c)	3,338,860

		86,135,561

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Supermarkets — 0.7%
$12,900,000	Albertson’s Holdings LLC, Term Loan B4, 5.500%, 8/25/2021(c)	$12,973,659

	Technology — 9.0%
696,000	AF Borrower LLC, 1st Lien Term Loan, 1/28/2022(d)	696,438
9,286,000	AF Borrower LLC, 1st Lien Term Loan, 6.250%, 1/28/2022(c)	9,291,850
1,500,000	Aptean, Inc., 1st Lien Term Loan, 2/26/2020(d)	1,486,875
8,208,090	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(c)	8,136,269
3,561,000	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(c)	3,430,418
9,925,018	Aricent Technologies, 1st Lien Term Loan, 5.500%, 4/14/2021(c)	9,974,644
4,984,000	Blue Coat Systems, Inc., 2015 Term Loan, 5/20/2022(d)	4,990,230
1,474,000	Blue Coat Systems, Inc., 2015 Term Loan, 4.500%, 5/20/2022(c)	1,475,843
3,959,875	BMC Foreign Holding Co., USD Term Loan, 5.000%, 9/10/2020(c)	3,880,677
6,718,741	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(c)	6,594,848
3,832,000	CommScope, Inc., Incremental Term Loan B, 5/21/2022(d)	3,836,790
6,173,645	DataPipe, Inc., 1st Lien Term Loan, 5.250%, 3/15/2019(c)	6,173,645
6,395,000	Deltek, Inc., 2nd Lien Term Loan, 10.000%, 10/10/2019(c)	6,456,264
4,871,710	EIG Investors Corp., 2013 Term Loan, 5.000%, 11/09/2019(c)	4,855,487
13,235,000	Epicor Software Corp., 1st Lien Term Loan, 5/08/2022(d)	13,247,441
7,633,515	Help/Systems LLC, USD Term Loan B, 5.500%, 6/28/2019(c)	7,595,347
8,695,925	Internap Corp., Term Loan, 6.000%, 11/26/2019(c)	8,728,535
4,191,000	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(c)	3,866,198
7,583,985	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(c)	7,053,106
7,411,765	MA FinanceCo. LLC, Term Loan B, 5.250%, 11/19/2021(c)	7,423,698
5,729,169	MH Sub I LLC, 1st Lien Term Loan, 5.000%, 7/08/2021(c)	5,727,393
4,243,000	MH Sub I LLC, 2nd Lien Term Loan, 8.500%, 7/08/2022(c)	4,184,659
8,078,191	Openlink International Intermediate, Inc., 2017 Term Loan, 6.250%, 10/28/2017(c)	8,037,800
9,718,917	Presidio, Inc., Refi Term Loan, 2/02/2022(d)	9,718,917
9,227,127	Riverbed Technology, Inc., Term Loan B, 6.000%, 4/24/2022(c)	9,313,677
4,100,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(c)	4,102,583
28,354	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(c)	28,354
395,816	Sirius Computer Solutions, Inc., Term Loan B, 12/07/2018(d)	399,529
387,690	Sirius Computer Solutions, Inc., Term Loan B, 6.500%, 12/07/2018(c)	391,326

		161,098,841

	Transportation Services — 2.4%
9,453,721	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(c)	9,378,848
9,713,430	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(c)	9,737,714
9,883,469	OSG International, Inc., Exit Term Loan B, 5.750%, 8/05/2019(c)	9,957,595
7,424,449	WP Mustang Holdings LLC, 1st Lien Term Loan B, 5.500%, 5/29/2021(c)	7,426,750
7,429,950	YRC Worldwide, Inc., Term Loan, 8.250%, 2/13/2019(c)	7,299,926

		43,800,833

	Wireless — 1.0%
14,192,000	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(c)	14,520,261
4,158,158	Asurion LLC, New Term Loan B1, 5.000%, 5/24/2019(c)	4,171,672

		18,691,933

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — 2.4%
$3,617,374	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(c)	$3,646,784
7,855,000	Integra Telecom, Inc., 2015 1st Lien Term Loan, 8/05/2020(d)	7,809,834
4,526,000	Integra Telecom, Inc., 2nd Lien Term Loan, 2/21/2020(d)	4,548,630
7,990,473	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(c)	7,970,496
10,517,523	Nextgen Networks Pty Ltd., USD Term Loan B, 5.000%, 5/31/2021(c)	9,991,646
9,671,726	U.S. Telepacific Corp., Term Loan, 6.000%, 11/25/2020(c)	9,683,816

		43,651,206

	Total Senior Loans (Identified Cost $1,525,115,316)	1,510,079,583

Bonds and Notes — 10.4%
	Building Materials — 0.8%
7,340,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	6,055,500
8,000,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	8,640,000

		14,695,500

	Cable Satellite — 0.8%
2,000,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	1,805,000
9,470,000	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	9,612,050
2,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 7/15/2019	2,135,000

		13,552,050

	Chemicals — 1.6%
8,430,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	8,682,900
7,510,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	7,716,525
2,297,000	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 3/01/2018	2,078,785
9,295,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	9,992,125

		28,470,335

	Consumer Products — 0.6%
8,100,000	Serta Simmons Holdings LLC, 8.125%, 10/01/2020, 144A	8,628,120
3,100,000	Visant Corp., 10.000%, 10/01/2017	2,611,750

		11,239,870

	Environmental — 0.5%
8,311,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	8,549,941

	Finance Companies — 0.5%
7,100,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	7,401,750
885,000	OneMain Financial Holdings, Inc., 6.750%, 12/15/2019, 144A	947,499

		8,349,249

	Financial Other — 0.2%
3,335,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	3,493,413

	Healthcare — 0.6%
2,700,000	Emdeon, Inc., 11.000%, 12/31/2019	2,956,500
7,320,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	7,914,750

		10,871,250

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Home Construction — 0.2%
$2,879,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	$2,986,963

	Independent Energy — 0.9%
6,275,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	6,165,187
4,975,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	5,049,625
2,225,000	Rex Energy Corp., 8.875%, 12/01/2020	2,069,250
3,490,000	Sanchez Energy Corp., 7.750%, 6/15/2021	3,559,800

		16,843,862

	Industrial Other — 0.3%
8,205,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	4,840,950

	Media Entertainment — 0.2%
3,370,000	National CineMedia LLC, 7.875%, 7/15/2021	3,555,350

	Metals & Mining — 0.6%
5,025,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	4,748,625
2,220,000	Petra Diamonds Ltd., 8.250%, 5/31/2020, 144A	2,275,500
3,000,000	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/2017	3,052,500
1,441,000	United States Steel Corp., 7.375%, 4/01/2020	1,545,472

		11,622,097

	Non-Agency Commercial Mortgage-Backed Securities — 0.3%
5,410,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(f)	5,395,934

	Oil Field Services — 0.1%
8,415,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A(f)	2,819,025

	Packaging — 0.1%
1,771,429	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.250%, 1/31/2019, 144A	1,802,429

	Property & Casualty Insurance — 0.6%
10,182,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	10,512,915

	Technology — 0.3%
6,221,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	5,972,160

	Wirelines — 1.2%
12,300,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	13,007,250
8,600,000	Windstream Corp., 7.750%, 10/01/2021	8,127,000

		21,134,250

	Total Bonds and Notes (Identified Cost $194,454,150)	186,707,543

Shares
Preferred Stocks — 0.4%
	Pharmaceuticals — 0.4%
6,693	Actavis PLC, Series A, 5.500% (Identified Cost $6,693,000)	7,094,379

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 13.3%
$10,961,812	Repurchase Agreement with State Street Bank and Trust Company, dated 5/29/2015 at 0.000% to be repurchased at $10,961,812 on 6/01/2015 collateralized by $11,450,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $11,185,184 including accrued interest (Note 2 of Notes to Financial Statements)	$10,961,812
226,572,039	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2015 at 0.010% to be repurchased at $226,572,228 on 6/01/2015 collateralized by $231,395,000 U.S. Treasury Note, 0.375% due 10/31/2016 valued at $231,105,756 including accrued interest (Note 2 of Notes to Financial Statements)	226,572,039

	Total Short-Term Investments (Identified Cost $237,533,851)	237,533,851

	Total Investments — 108.6% (Identified Cost $1,963,796,317)(a)	1,941,415,356
	Other assets less liabilities — (8.6)%	(154,126,221)

	Net Assets — 100.0%	$1,787,289,135

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At May 31, 2015, the net unrealized depreciation on investments based on a cost of $1,965,595,505 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,158,129
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,338,278)

	Net unrealized depreciation	$(24,180,149)

(b)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2015.
(c)	Variable rate security. Rate as of May 31, 2015 is disclosed.
(d)	Position is unsettled. Contract rate was not determined at May 31, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended May 31, 2015, interest payments were made in cash.
(f)	Illiquid security. At May 31, 2015, the value of these securities amounted to $8,214,959 or 0.5% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the value of Rule 144A holdings amounted to $142,822,423 or 8.0% of net assets.
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Industry Summary at May 31, 2015 (Unaudited)

Technology	9.3%
Healthcare	9.1
Industrial Other	8.8
Consumer Cyclical Services	7.1
Retailers	4.8
Building Materials	4.5
Media Entertainment	4.4
Property & Casualty Insurance	4.0
Chemicals	3.6
Wirelines	3.6
Consumer Products	3.3
Automotive	3.0
Transportation Services	2.4
Oil Field Services	2.1
Financial Other	2.1
Food & Beverage	2.1
Diversified Manufacturing	2.1
Cable Satellite	2.0
Other Investments, less than 2% each	17.0
Short-Term Investments	13.3

Total Investments	108.6
Other assets less liabilities	(8.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 94.5% of Net Assets
	Aerospace & Defense — 8.5%
24,950	General Dynamics Corp.	$3,496,992
28,575	Honeywell International, Inc.	2,977,515

		6,474,507

	Banks — 5.0%
67,300	Wells Fargo & Co.	3,766,108

	Beverages — 2.8%
17,600	Anheuser-Busch InBev, Sponsored ADR	2,121,856

	Consumer Finance — 4.8%
45,825	American Express Co.	3,653,169

	Diversified Financial Services — 3.3%
23,025	Moody’s Corp.	2,489,002

	Food & Staples Retailing — 5.8%
51,575	Walgreens Boots Alliance, Inc.	4,427,198

	Health Care Equipment & Supplies — 5.3%
52,675	Medtronic PLC	4,020,156

	Health Care Providers & Services — 9.3%
29,925	HCA Holdings, Inc.(b)	2,448,763
38,175	UnitedHealth Group, Inc.	4,589,016

		7,037,779

	Insurance — 4.6%
59,575	American International Group, Inc.	3,491,691

	Internet & Catalog Retail — 6.0%
3,860	Priceline Group, Inc. (The)(b)	4,524,074

	Internet Software & Services — 7.5%
25,950	eBay, Inc.(b)	1,592,292
2,025	Google, Inc., Class A(b)	1,104,273
5,560	Google, Inc., Class C(b)(c)	2,958,532

		5,655,097

	IT Services — 4.0%
32,750	MasterCard, Inc., Class A	3,021,515

	Life Sciences Tools & Services — 4.4%
25,525	Thermo Fisher Scientific, Inc.	3,308,806

	Machinery — 4.2%
23,325	Cummins, Inc.	3,161,704

	Pharmaceuticals — 4.4%
25,750	Mallinckrodt PLC(b)	3,333,080

	Semiconductors & Semiconductor Equipment — 5.3%
27,425	Avago Technologies Ltd.	4,060,820

	Software — 6.5%
106,100	Microsoft Corp.	4,971,846

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 2.8%
29,850	Fossil Group, Inc.(b)	$2,119,648

	Total Common Stocks (Identified Cost $62,812,817)	71,638,056

Closed-End Investment Companies — 2.5%
114,625	Ares Capital Corp. (Identified Cost $1,857,116)	1,919,969

Principal Amount
Short-Term Investments — 2.7%
$2,030,256	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2015 at 0.010% to be repurchased at $2,030,258 on 6/01/2015 collateralized by $1,855,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $2,072,963 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,030,256)	2,030,256

	Total Investments — 99.7% (Identified Cost $66,700,189)(a)	75,588,281
	Other assets less liabilities — 0.3%	201,545

	Net Assets — 100.0%	$75,789,826

Shares
Common Stocks Sold Short — (0.8)%
	Food Products — (0.8)%
9,025	TreeHouse Foods, Inc.(b) (Proceeds $740,409)	$(643,753)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At May 31, 2015, the net unrealized appreciation on investments based on a cost of $66,700,189 (excludes proceeds received from short sales of $740,409) for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost
	Investment securities	$10,424,937
	Securities sold short	96,656
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value
	Investment securities	(1,536,845)
	Securities sold short	—

	Net unrealized appreciation	$8,984,748

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of May 31, 2015 (Unaudited)

Vaughan Nelson Select Fund – (continued)

(b)	Non-income producing security.
(c)	A portion of this security has been pledged as collateral for short sales.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at May 31, 2015 (Unaudited)

Health Care Providers & Services	9.3%
Aerospace & Defense	8.5
Internet Software & Services	7.5
Software	6.5
Internet & Catalog Retail	6.0
Food & Staples Retailing	5.8
Semiconductors & Semiconductor Equipment	5.3
Health Care Equipment & Supplies	5.3
Banks	5.0
Consumer Finance	4.8
Insurance	4.6
Pharmaceuticals	4.4
Life Sciences Tools & Services	4.4
Machinery	4.2
IT Services	4.0
Diversified Financial Services	3.3
Beverages	2.8
Textiles, Apparel & Luxury Goods	2.8
Closed-End Investment Companies	2.5
Short-Term Investments	2.7
Food Products*	(0.8)

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

*	Securities sold short.

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities

May 31, 2015 (Unaudited)

	Gateway International Fund	Loomis Sayles Dividend Income Fund	Loomis Sayles Emerging Markets Opportunities Fund
ASSETS
Investments at cost	$10,982,229	$20,127,539	$27,259,617
Repurchase agreement(s) at cost	390,604	1,275,042	2,698,144
Net unrealized appreciation	2,596,586	1,542,396	219,371

Investments at value	13,969,419	22,944,977	30,177,132
Due from brokers (Note 2)	—	—	520,000
Foreign currency at value (identified cost $40,348, $0 and $77,438, respectively)	40,002	—	76,242
Receivable for Fund shares sold	24,647	28,264	11,780
Receivable from investment adviser (Note 6)	12,878	2,155	—
Receivable for securities sold	37,760	—	310,603
Receivable for securities sold short (Note 2)	—	28,395	—
Dividends and interest receivable	48,595	117,729	355,490
Unrealized appreciation on bilateral swap agreements (Note 2)	—	—	9,690
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	25,409
Tax reclaims receivable	40,604	2,559	—
Receivable for variation margin on futures contracts (Note 2)	—	—	2,430
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	—	—	29,560
Fees receivable on swap agreements (Note 2)	—	—	12,044
Receivable from distributor (Note 6d)	—	35	—

TOTAL ASSETS	14,173,905	23,124,114	31,530,380

LIABILITIES
Options written, at value (premiums received $228,307, $5,691 and $0, respectively) (Note 2)	100,424	3,163	—
Securities sold short, at value (proceeds $28,395) (Note 2)	—	28,692	—
Payable for securities purchased	2,950	177,338	345,623
Unrealized depreciation on bilateral swap agreements (Note 2)	—	—	153,086
Payable for Fund shares redeemed	150,126	—	415
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	20,511
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	—	—	223,470
Fees payable on swap agreements (Note 2)	—	—	4,257
Management fees payable (Note 6)	—	—	8,502
Deferred Trustees’ fees (Note 6)	28,303	27,687	13,305
Administrative fees payable (Note 6)	508	861	1,101
Payable to distributor (Note 6d)	167	—	204
Other accounts payable and accrued expenses	51,930	29,141	45,778

TOTAL LIABILITIES	334,408	266,882	816,252

NET ASSETS	$13,839,497	$22,857,232	$30,714,128

See accompanying notes to financial statements.

|  52

Statements of Assets and Liabilities (continued)

May 31, 2015 (Unaudited)

	Gateway International Fund	Loomis Sayles Dividend Income Fund	Loomis Sayles Emerging Markets Opportunities Fund
NET ASSETS CONSIST OF:
Paid-in capital	$15,264,066	$18,718,097	$30,707,396
Undistributed (Distributions in excess of) net investment income	138,641	111,450	(51,580)
Accumulated net realized gain (loss) on investments, futures contracts, options written, swap agreements and foreign currency transactions	(4,284,269)	2,483,236	(21,365)
Net unrealized appreciation on investments, futures contracts, options written, short sales, swap agreements and foreign currency translations	2,721,059	1,544,449	79,677

NET ASSETS	$13,839,497	$22,857,232	$30,714,128

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$5,857,987	$9,423,369	$4,957,549

Shares of beneficial interest	634,602	780,356	490,128

Net asset value and redemption price per share	$9.23	$12.08	$10.11

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$9.79	$12.82	$10.59

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,714,986	$2,400,388	$30,471

Shares of beneficial interest	297,589	199,530	3,020

Net asset value and offering price per share	$9.12	$12.03	$10.09

Class N shares:
Net assets	$—	$—	$1,076

Shares of beneficial interest	—	—	106

Net asset value, offering and redemption price per share	$—	$—	$10.11 *

Class Y shares:
Net assets	$5,266,524	$11,033,475	$25,725,032

Shares of beneficial interest	568,047	913,218	2,544,563

Net asset value, offering and redemption price per share	$9.27	$12.08	$10.11

*	Net asset value calculations reflect fractional share and dollar amounts.

See accompanying notes to financial statements.

53  |

Statements of Assets and Liabilities (continued)

May 31, 2015 (Unaudited)

	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$1,726,262,466	$64,669,933
Repurchase agreement(s) at cost	237,533,851	2,030,256
Net unrealized appreciation (depreciation)	(22,380,961)	8,888,092

Investments at value	1,941,415,356	75,588,281
Due from broker (Note 2)	—	740,409
Receivable for Fund shares sold	12,556,689	163,491
Receivable for securities sold	31,141,974	—
Dividends and interest receivable	13,673,312	116,345
Tax reclaims receivable	—	4,707

TOTAL ASSETS	1,998,787,331	76,613,233

LIABILITIES
Securities sold short, at value (proceeds $740,409) (Note 2)	—	643,753
Payable for securities purchased	206,199,996	—
Payable for Fund shares redeemed	3,950,720	69,294
Management fees payable (Note 6)	903,496	54,611
Deferred Trustees’ fees (Note 6)	51,484	24,858
Administrative fees payable (Note 6)	61,845	2,741
Payable to distributor (Note 6d)	22,469	635
Other accounts payable and accrued expenses	308,186	27,515

TOTAL LIABILITIES	211,498,196	823,407

NET ASSETS	$1,787,289,135	$75,789,826

NET ASSETS CONSIST OF:
Paid-in capital	$1,832,276,835	$65,191,364
Undistributed (Distributions in excess of) net investment income	(743,458)	45,681
Accumulated net realized gain (loss) on investments	(21,863,281)	1,568,033
Net unrealized appreciation (depreciation) on investments and short sales	(22,380,961)	8,984,748

NET ASSETS	$1,787,289,135	$75,789,826

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$348,362,152	$11,836,742

Shares of beneficial interest	33,909,659	786,796

Net asset value and redemption price per share	$10.27	$15.04

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.64	$15.96

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$238,108,995	$3,647,822

Shares of beneficial interest	23,240,975	247,948

Net asset value and offering price per share	$10.25	$14.71

Class Y shares:
Net assets	$1,200,817,988	$60,305,262

Shares of beneficial interest	116,838,115	3,991,891

Net asset value, offering and redemption price per share	$10.28	$15.11

See accompanying notes to financial statements.

|  54

Statements of Operations

For the Six Months Ended May 31, 2015 (Unaudited)

	Gateway International Fund	Loomis Sayles Dividend Income Fund	Loomis Sayles Emerging Markets Opportunities Fund
INVESTMENT INCOME
Interest	$22	$161,431	$804,777
Dividends	325,257	420,678	19,899
Less net foreign taxes withheld	(29,852)	(2,532)	(3,065)

	295,427	579,577	821,611

Expenses
Management fees (Note 6)	61,397	92,016	120,735
Service and distribution fees (Note 6)	32,251	20,349	6,877
Administrative fees (Note 6)	3,478	6,514	6,837
Trustees’ fees and expenses (Note 6)	8,902	9,008	8,740
Transfer agent fees and expenses (Notes 6 and 7)	6,167	13,882	5,374
Audit and tax services fees	22,356	25,517	26,661
Custodian fees and expenses	46,406	8,277	12,255
Legal fees	76	277	134
Registration fees	35,125	35,614	31,180
Shareholder reporting expenses	5,769	5,618	1,331
Miscellaneous expenses	10,031	6,132	6,788

Total expenses	231,958	223,204	226,912
Less waiver and/or expense reimbursement (Note 6)	(109,465)	(57,157)	(58,995)

Net expenses	122,493	166,047	167,917

Net investment income	172,934	413,530	653,694

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SHORT SALES, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	399,877	2,455,134	112,607
Futures contracts	—	—	(61,751)
Options written	(712,129)	27,385	12,525
Swap agreements	—	—	(4,349)
Foreign currency transactions	(8,181)	(731)	21,794
Net change in unrealized appreciation (depreciation) on:
Investments	(212,176)	(1,979,950)	(278,363)
Futures contracts	—	—	(25,374)
Options written	98,134	5,739	—
Short sales	—	(297)	—
Swap agreements	—	—	(122,970)
Foreign currency translations	581	47	(10,730)

Net realized and unrealized gain (loss) on investments, futures contracts, options written, short sales, swap agreements and foreign currency transactions	(433,894)	507,327	(356,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(260,960)	$920,857	$297,083

See accompanying notes to financial statements.

55  |

Statements of Operations (continued)

For the Six Months Ended May 31, 2015 (Unaudited)

	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Interest	$51,622,578	$168
Dividends	91,006	549,022
Less net foreign taxes withheld	—	(9,792)

	51,713,584	539,398

Expenses
Management fees (Note 6)	4,692,274	316,768
Service and distribution fees (Note 6)	1,448,033	31,026
Administrative fees (Note 6)	321,307	15,826
Trustees’ fees and expenses (Note 6)	19,422	9,203
Transfer agent fees and expenses (Note 6)	484,775	17,882
Audit and tax services fees	41,637	20,445
Custodian fees and expenses	116,494	5,137
Interest expense (Note 9)	323,870	—
Legal fees	16,317	326
Registration fees	126,085	35,376
Shareholder reporting expenses	52,860	2,579
Miscellaneous expenses	317,982	5,718

Total expenses	7,961,056	460,286
Less waiver and/or expense reimbursement (Note 6)	(135,791)	(691)

Net expenses	7,825,265	459,595

Net investment income	43,888,319	79,803

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SHORT SALES
Net realized gain (loss) on:
Investments	(15,891,739)	1,645,912
Net change in unrealized appreciation (depreciation) on:
Investments	(1,006,975)	1,984,449
Short sales	—	96,656

Net realized and unrealized gain (loss) on investments and short sales	(16,898,714)	3,727,017

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,989,605	$3,806,820

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets

	Gateway International Fund		Loomis Sayles Dividend Income Fund
	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
FROM OPERATIONS:
Net investment income	$172,934	$581,787	$413,530	$958,433
Net realized gain (loss) on investments, futures contracts, options written, swap agreements and foreign currency transactions	(320,433)	899,484	2,481,788	2,631,506
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap agreements and foreign currency translations	(113,461)	(2,388,813)	(1,974,461)	(511,083)

Net increase (decrease) in net assets resulting from operations	(260,960)	(907,542)	920,857	3,078,856

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(243,151)	(135,604)	(103,315)	(247,108)
Class C	(151,805)	(64,479)	(17,598)	(76,058)
Class N	—	—	—	—
Class Y	(172,684)	(289,639)	(299,557)	(548,134)
Net realized capital gains
Class A	—	—	(641,542)	(353,619)
Class C	—	—	(149,568)	(321,318)
Class N	—	—	—	—
Class Y	—	—	(1,904,100)	(836,248)

Total distributions	(567,640)	(489,722)	(3,115,680)	(2,382,485)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	(4,590,345)	(12,053,310)	(6,778,102)	5,978,520

Net increase (decrease) in net assets	(5,418,945)	(13,450,574)	(8,972,925)	6,674,891
NET ASSETS
Beginning of the period	19,258,442	32,709,016	31,830,157	25,155,266

End of the period	$13,839,497	$19,258,442	$22,857,232	$31,830,157

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$138,641	$533,347	$111,450	$118,390

(a) From commencement of operations on February 10, 2014 through November 30, 2014.

See accompanying notes to financial statements.

57  |

Statements of Changes in Net Assets (continued)

Loomis Sayles Emerging Markets Opportunities Fund		Loomis Sayles Senior Floating Rate and Fixed Income Fund		Vaughan Nelson Select Fund
Six Months Ended May 31, 2015 (Unaudited)	Period Ended November 30, 2014(a)	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014

$653,694	$956,131	$43,888,319	$85,247,114	$79,803	$11,524
80,826	147,127	(15,891,739)	1,393,885	1,645,912	2,046,942
(437,437)	517,114	(1,006,975)	(23,608,611)	2,081,105	3,930,789

297,083	1,620,372	26,989,605	63,032,388	3,806,820	5,989,255

(112,585)	(113,919)	(9,101,074)	(22,500,486)	—	(6,348)
(543)	(331)	(5,806,819)	(10,332,889)	—	—
(23)	(32)	—	—	—	—
(597,100)	(825,391)	(32,025,037)	(55,152,730)	(32,110)	(27,302)

(53,127)	—	—	—	(332,805)	(964,875)
(260)	—	—	—	(93,986)	(118,489)
(8)	—	—	—	—	—
(223,530)	—	—	—	(1,659,885)	(1,439,450)

(987,176)	(939,673)	(46,932,930)	(87,986,105)	(2,118,786)	(2,556,464)

(3,734,050)	34,457,572	252,557,441	206,911,045	5,869,761	40,001,524

(4,424,143)	35,138,271	232,614,116	181,957,328	7,557,795	43,434,315

35,138,271	—	1,554,675,019	1,372,717,691	68,232,031	24,797,716

$30,714,128	$35,138,271	$1,787,289,135	$1,554,675,019	$75,789,826	$68,232,031

$(51,580)	$4,977	$(743,458)	$2,301,153	$45,681	$(2,012)

See accompanying notes to financial statements.

|  58

Financial Highlights

For a share outstanding throughout each period.

	Gateway International Fund—Class A
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$9.64		$10.01		$9.92	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.25	(b)	0.17	0.09
Net realized and unrealized gain (loss)	(0.21)		(0.48)		0.11	(0.17)

Total from Investment Operations	(0.10)		(0.23)		0.28	(0.08)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.14)		(0.19)	—
Net realized capital gains	—		—		—	—

Total Distributions	(0.31)		(0.14)		(0.19)	—

Net asset value, end of the period	$9.23		$9.64		$10.01	$9.92

Total return(c)(d)	(1.12)%	(e)	(2.24)%	(b)	2.85%	(0.80)%	(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,858		$7,717		$9,276	$5,632
Net expenses(f)	1.35%	(g)	1.35%	(h)	1.35%	1.35%	(g)
Gross expenses	2.70%	(g)	2.16%	(i)	2.17%	2.36%	(g)
Net investment income	2.31%	(g)	2.56%	(b)	1.72%	1.37%	(g)
Portfolio turnover rate	0%	(j)	35%		29%	20%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.18, total return would have been (2.95)% and the ratio of net investment income to average net assets would have been 1.84%.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser voluntarily agreed to reimburse a portion of the Fund’s interest expense during the period. Without this reimbursement, expenses would have been higher.
(i)	Includes interest expense of 0.01%. Without this expense the ratio of gross expenses would have been 2.15%.
(j)	Amount rounds to less than 1%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway International Fund—Class C
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$9.50		$9.91		$9.88	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.16	(b)	0.08	0.05
Net realized and unrealized gain (loss)	(0.19)		(0.46)		0.13	(0.17)

Total from Investment Operations	(0.14)		(0.30)		0.21	(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.11)		(0.18)	—
Net realized capital gains	—		—		—	—

Total Distributions	(0.24)		(0.11)		(0.18)	—

Net asset value, end of the period	$9.12		$9.50		$9.91	$9.88

Total return(c)(d)	(1.50)%	(e)	(3.03)%	(b)	2.13%	(1.20)%	(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,715		$6,542		$4,935	$241
Net expenses(f)	2.10%	(g)	2.10%	(h)	2.10%	2.10%	(g)
Gross expenses	3.39%	(g)	2.91%	(i)	2.78%	3.13%	(g)
Net investment income	1.17%	(g)	1.64%	(b)	0.85%	0.73%	(g)
Portfolio turnover rate	0%	(j)	35%		29%	20%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10, total return would have been (3.75)% and the ratio of net investment income to average net assets would have been 1.01%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser voluntarily agreed to reimburse a portion of the Fund’s interest expense during the period. Without this reimbursement, expenses would have been higher.
(i)	Includes interest expense of 0.01%. Without this expense the ratio of gross expenses would have been 2.90%.
(j)	Amount rounds to less than 1%.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway International Fund—Class Y
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$9.70		$10.04		$9.94	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.29	(b)	0.19	0.18
Net realized and unrealized gain (loss)	(0.22)		(0.47)		0.11	(0.24)

Total from Investment Operations	(0.09)		(0.18)		0.30	(0.06)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)		(0.16)		(0.20)	—
Net realized capital gains	—		—		—	—

Total Distributions	(0.34)		(0.16)		(0.20)	—

Net asset value, end of the period	$9.27		$9.70		$10.04	$9.94

Total return(c)	(0.91)%	(d)	(1.86)%	(b)	3.08%	(0.60)%	(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,267		$5,000		$18,497	$21,287
Net expenses(e)	1.10%	(f)	1.10%	(g)	1.10%	1.10%	(f)
Gross expenses	2.48%	(f)	1.78%	(h)	1.93%	2.36%	(f)
Net investment income	2.76%	(f)	2.98%	(b)	1.96%	2.76%	(f)
Portfolio turnover rate	0%	(i)	35%		29%	20%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, total return would have been (2.46)% and the ratio of net investment income to average net assets would have been 1.49%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser voluntarily agreed to reimburse a portion of the Fund’s interest expense during the period. Without this reimbursement, expenses would have been higher.
(h)	Includes interest expense of less than 0.01%.
(i)	Amount rounds to less than 1%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class A
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$13.02		$12.87		$10.43	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.51	(b)	0.32	0.25	(c)
Net realized and unrealized gain (loss)	0.15		0.91		2.47	0.34

Total from Investment Operations	0.31		1.42		2.79	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.50)		(0.33)	(0.16)
Net realized capital gains	(1.10)		(0.77)		(0.02)	—

Total Distributions	(1.25)		(1.27)		(0.35)	(0.16)

Net asset value, end of the period	$12.08		$13.02		$12.87	$10.43

Total return(d)(e)	2.77%	(f)	11.95%	(b)	27.35%	6.01%	(c)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,423		$7,569		$5,978	$2,691
Net expenses(g)	1.20%	(h)	1.20%		1.20%	1.20%	(h)
Gross expenses	1.61%	(h)	1.67%		1.55%	1.74%	(h)
Net investment income	2.72%	(h)	4.03%	(b)	2.70%	3.67%	(c)(h)
Portfolio turnover rate	22%		65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.33, total return would have been 10.53% and the ratio of net investment income to average net assets would have been 2.63%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.23, total return would have been 5.71% and the ratio of net investment income to average net assets would have been 3.31%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class C
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$12.98		$12.81		$10.42	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.44	(b)	0.25	0.20	(c)
Net realized and unrealized gain (loss)	0.14		0.89		2.45	0.34

Total from Investment Operations	0.26		1.33		2.70	0.54

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.39)		(0.29)	(0.12)
Net realized capital gains	(1.10)		(0.77)		(0.02)	—

Total Distributions	(1.21)		(1.16)		(0.31)	(0.12)

Net asset value, end of the period	$12.03		$12.98		$12.81	$10.42

Total return(d)(e)	2.33%	(f)	11.14%	(b)	26.40%	5.44%	(c)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,400		$1,716		$5,260	$61
Net expenses(g)	1.95%	(h)	1.95%		1.95%	1.95%	(h)
Gross expenses	2.37%	(h)	2.42%		2.21%	2.53%	(h)
Net investment income	1.98%	(h)	3.54%	(b)	2.03%	3.01%	(c)(h)
Portfolio turnover rate	22%		65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21, total return would have been 9.71% and the ratio of net investment income to average net assets would have been 1.70%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 5.14% and the ratio of net investment income to average net assets would have been 2.53%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class Y
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Period Ended November 30, 2012*
Net asset value, beginning of the period	$13.03		$12.88		$10.44	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.56	(b)	0.35	0.26	(c)
Net realized and unrealized gain (loss)	0.16		0.90		2.47	0.35

Total from Investment Operations	0.32		1.46		2.82	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.54)		(0.36)	(0.17)
Net realized capital gains	(1.10)		(0.77)		(0.02)	—

Total Distributions	(1.27)		(1.31)		(0.38)	(0.17)

Net asset value, end of the period	$12.08		$13.03		$12.88	$10.44

Total return(d)	2.81%	(e)	12.22%	(b)	27.63%	6.19%	(c)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,033		$22,545		$13,917	$16,945
Net expenses(f)	0.95%	(g)	0.95%		0.95%	0.95%	(g)
Gross expenses	1.30%	(g)	1.41%		1.34%	1.53%	(g)
Net investment income	2.75%	(g)	4.46%	(b)	2.97%	3.88%	(c)(g)
Portfolio turnover rate	22%		65%		45%	14%

*	From commencement of operations on March 30, 2012 through November 30, 2012.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.37, total return would have been 10.80% and the ratio of net investment income to average net assets would have been 2.91%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.23, total return would have been 5.89%, and the ratio of net investment income to average net assets would have been 3.45%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Emerging Markets Opportunities Fund—Class A
	Six Months Ended May 31, 2015 (Unaudited)	Period Ended November 30, 2014*
Net asset value, beginning of the period	$10.30	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.29
Net realized and unrealized gain (loss)	(0.09)	0.31

Total from Investment Operations	0.10	0.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.30)
Net realized capital gains	(0.08)	—

Total Distributions	(0.29)	(0.30)

Net asset value, end of the period	$10.11	$10.30

Total return(b)(c)	1.07%	6.00%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,958	$6,892
Net expenses(d)(e)	1.25%	1.25%
Gross expenses(e)	1.61%	1.72%
Net investment income(e)	3.86%	3.52%
Portfolio turnover rate	19%	58%

*	From commencement of operations on February 10, 2014 through November 30, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Emerging Markets Opportunities Fund—Class C
	Six Months Ended May 31, 2015 (Unaudited)	Period Ended November 30, 2014*
Net asset value, beginning of the period	$10.28	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.23
Net realized and unrealized gain (loss)	(0.09)	0.29

Total from Investment Operations	0.06	0.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.24)
Net realized capital gains	(0.08)	—

Total Distributions	(0.25)	(0.24)

Net asset value, end of the period	$10.09	$10.28

Total return(b)(c)	0.69%	5.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$30	$33
Net expenses(d)(e)	2.00%	2.00%
Gross expenses(e)	2.37%	2.46%
Net investment income(e)	3.11%	2.82%
Portfolio turnover rate	19%	58%

*	From commencement of operations on February 10, 2014 through November 30, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Emerging Markets Opportunities Fund—Class N
	Six Months Ended May 31, 2015 (Unaudited)	Period Ended November 30, 2014*
Net asset value, beginning of the period	$10.30	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.33
Net realized and unrealized gain (loss)	(0.10)	0.28

Total from Investment Operations	0.11	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.31)
Net realized capital gains	(0.08)	—

Total Distributions	(0.30)	(0.31)

Net asset value, end of the period	$10.11	$10.30

Total return(b)	1.20%	6.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(c)(d)	0.95%	0.95%
Gross expenses(d)	14.56%	8.10%
Net investment income(d)	4.11%	3.97%
Portfolio turnover rate	19%	58%

*	From commencement of operations on February 10, 2014 through November 30, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Emerging Markets Opportunities Fund—Class Y
	Six Months Ended May 31, 2015 (Unaudited)	Period Ended November 30, 2014*
Net asset value, beginning of the period	$10.30	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.32
Net realized and unrealized gain (loss)	(0.09)	0.29

Total from Investment Operations	0.11	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.31)
Net realized capital gains	(0.08)	—

Total Distributions	(0.30)	(0.31)

Net asset value, end of the period	$10.11	$10.30

Total return(b)	1.20%	6.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,725	$28,213
Net expenses(c)(d)	1.00%	1.00%
Gross expenses(d)	1.37%	1.47%
Net investment income(d)	4.10%	3.87%
Portfolio turnover rate	19%	58%

*	From commencement of operations on February 10, 2014 through November 30, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class A
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Year Ended November 30, 2012	Period Ended November 30, 2011*
Net asset value, beginning of the period	$10.40		$10.56		$10.56	$10.02	$9.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.58		0.56	0.68	0.12
Net realized and unrealized gain (loss)	(0.11)		(0.14)		0.10	0.49	0.17

Total from Investment Operations	0.18		0.44		0.66	1.17	0.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.60)		(0.60)	(0.61)	(0.10)
Net realized capital gains	—		—		(0.06)	(0.02)	—

Total Distributions	(0.31)		(0.60)		(0.66)	(0.63)	(0.10)

Net asset value, end of the period	$10.27		$10.40		$10.56	$10.56	$10.02

Total return(b)	1.81%	(c)(d)	4.22%	(c)	6.43%	12.02% (c)	3.00%	(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$348,362		$317,293		$421,127	$80,141	$252
Net expenses	1.09%	(e)(f)(g)	1.10%	(f)(h)	1.10% (i)	1.10% (f)	1.10%	(f)(g)
Gross expenses	1.11%	(e)(g)	1.11%	(h)	1.10% (i)	1.48%	7.66%	(g)
Net investment income	5.74%	(g)	5.48%		5.30%	6.46%	7.00%	(g)
Portfolio turnover rate	39%		107%		82%	90%	17%

*	From commencement of Class operations on September 30, 2011 through November 30, 2011.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Includes interest expense of 0.04%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.07%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class C
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Year Ended November 30, 2012	Period Ended November 30, 2011*
Net asset value, beginning of the period	$10.38		$10.53		$10.54	$10.02	$9.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.50		0.48	0.60	0.09
Net realized and unrealized gain (loss)	(0.11)		(0.13)		0.10	0.49	0.19

Total from Investment Operations	0.14		0.37		0.58	1.09	0.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.52)		(0.53)	(0.55)	(0.09)
Net realized capital gains	—		—		(0.06)	(0.02)	—

Total Distributions	(0.27)		(0.52)		(0.59)	(0.57)	(0.09)

Net asset value, end of the period	$10.25		$10.38		$10.53	$10.54	$10.02

Total return(b)	1.34%	(c)(d)	3.47%	(c)	5.70%	11.18% (c)	2.87%	(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$238,109		$215,189		$190,618	$22,655	$1
Net expenses	1.84%	(e)(f)(g)	1.85%	(f)(h)	1.85% (i)	1.85% (f)	1.85%	(f)(g)
Gross expenses	1.86%	(e)(g)	1.87%	(h)	1.85% (i)	2.26%	5.00%	(g)
Net investment income	5.00%	(g)	4.77%		4.56%	5.75%	5.50%	(g)
Portfolio turnover rate	39%		107%		82%	90%	17%

*	From commencement of Class operations on September 30, 2011 through November 30, 2011.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Includes interest expense of 0.04%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.82%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.82%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class Y
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Year Ended November 30, 2013	Year Ended November 30, 2012	Period Ended November 30, 2011*
Net asset value, beginning of the period	$10.41		$10.56		$10.57	$10.02	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.61		0.59	0.79	0.11
Net realized and unrealized gain (loss)	(0.12)		(0.13)		0.09	0.41	0.02

Total from Investment Operations	0.19		0.48		0.68	1.20	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.63)		(0.63)	(0.63)	(0.11)
Net realized capital gains	—		—		(0.06)	(0.02)	—

Total Distributions	(0.32)		(0.63)		(0.69)	(0.65)	(0.11)

Net asset value, end of the period	$10.28		$10.41		$10.56	$10.57	$10.02

Total return	1.94%	(b)(c)	4.49%	(b)	6.68%	12.33% (b)	1.29%	(b)(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,200,818		$1,022,193		$760,972	$46,895	$40,636
Net expenses	0.84%	(e)(f)(g)	0.85%	(f)(h)	0.85% (i)	0.85% (f)	1.01%	(f)(g)(j)
Gross expenses	0.86%	(e)(g)	0.87%	(h)	0.85% (i)	1.37%	3.60%	(g)
Net investment income	5.99%	(g)	5.76%		5.55%	7.57%	5.17%	(g)
Portfolio turnover rate	39%		107%		82%	90%	17%

*	From commencement of operations on September 16, 2011 through November 30, 2011.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	For the period September 30, 2011 (the date Class Y shares were first registered under the Securities Act of 1933) through November 30, 2011, the total return for Class Y shares was 3.04%.
(e)	Includes interest expense of 0.04%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.82%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.82%.
(i)	Includes fee/expense recovery of 0.02%.
(j)	Prior to September 30, 2011, there was no expense limitation agreement in place for Class Y.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014	Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$14.78		$14.22	$10.50		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00	(b)	(0.01)	0.01	(c)	(0.00	)(b)
Net realized and unrealized gain (loss)	0.70		2.01	3.94		0.50

Total from Investment Operations	0.70		2.00	3.95		0.50

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)	—		—
Net realized capital gains	(0.44)		(1.43)	(0.23)		—

Total Distributions	(0.44)		(1.44)	(0.23)		—

Net asset value, end of the period	$15.04		$14.78	$14.22		$10.50

Total return(d)	4.84%	(e)	15.31% (f)	38.44%	(c)(f)	5.00%	(e)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,837		$11,182	$9,468		$777
Net expenses	1.40%	(g)	1.40% (h)	1.40%	(h)	1.40%	(g)(h)
Gross expenses	1.40%	(g)	1.62%	1.96%		3.36%	(g)
Net investment income (loss)	0.04%	(g)	(0.08)%	0.05%	(c)	(0.11)%	(g)
Portfolio turnover rate	21%		64%	112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been 38.24%, and the ratio of net investment loss to average net assets would have been (0.07)%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014	Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$14.52		$14.07	$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.11)	(0.08	)(b)	(0.03)
Net realized and unrealized gain (loss)	0.68		1.99	3.91		0.50

Total from Investment Operations	0.63		1.88	3.83		0.47

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—
Net realized capital gains	(0.44)		(1.43)	(0.23)		—

Total Distributions	(0.44)		(1.43)	(0.23)		—

Net asset value, end of the period	$14.71		$14.52	$14.07		$10.47

Total return(c)	4.43%	(d)	14.54% (e)	37.38%	(b)(e)	4.70%	(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,648		$2,955	$1,118		$159
Net expenses	2.15%	(f)	2.15% (g)	2.15%	(g)	2.15%	(f)(g)
Gross expenses	2.15%	(f)	2.35%	2.76%		4.48%	(f)
Net investment loss	(0.70)%	(f)	(0.84)%	(0.62)%	(b)	(0.78)%	(f)
Portfolio turnover rate	21%		64%	112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.09), total return would have been 37.28%, and the ratio of net investment loss to average net assets would have been (0.75)%.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014	Year Ended November 30, 2013		Period Ended November 30, 2012*
Net asset value, beginning of the period	$14.83		$14.24	$10.51		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.02	0.04	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	0.71		2.03	3.94		0.51

Total from Investment Operations	0.73		2.05	3.98		0.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.03)	(0.02)		—
Net realized capital gains	(0.44)		(1.43)	(0.23)		—

Total Distributions	(0.45)		(1.46)	(0.25)		—

Net asset value, end of the period	$15.11		$14.83	$14.24		$10.51

Total return	5.02%	(d)	15.66% (e)	38.80%	(b)(e)	5.10%	(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$60,305		$54,095	$14,211		$6,759
Net expenses	1.15%	(f)	1.15% (g)	1.15%	(g)	1.15%	(f)(g)
Gross expenses	1.15%	(f)	1.33%	1.80%		3.46%	(f)
Net investment income (loss)	0.30%	(f)	0.16%	0.33%	(b)	(0.10)%	(f)
Portfolio turnover rate	21%		64%	112%		72%

*	From commencement of operations on June 29, 2012 through November 30, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.61%, and the ratio of net investment income to average net assets would have been 0.15%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  74

Notes to Financial Statements

May 31, 2015 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway International Fund

Natixis Funds Trust II:

Loomis Sayles Dividend Income Fund (the “Dividend Income Fund”)

Loomis Sayles Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”)

Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Senior Floating Rate and Fixed Income Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

Dividend Income Fund and Gateway International Fund are each a diversified investment company, while Emerging Markets Opportunities Fund, Senior Floating Rate and Fixed Income Fund and Select Fund are each a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. In addition, Emerging Markets Opportunities Fund offers Class N shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Gateway International Fund, Dividend Income Fund and Select Fund, 4.50% for Emerging Markets Opportunities Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Emerging Markets Opportunities Fund Class A, Class C and Class Y, collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s Net Asset Value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of May 31, 2015, approximately 96% of the market value of Gateway International Fund’s investments were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Short Sales.  Certain Funds may enter into short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. To sell a security short, a Fund typically borrows that security from a prime broker and delivers it to the short sale counterparty. Short sale proceeds are held by the prime broker until the short position is closed out and are reflected as due from broker in the Statements of Assets and Liabilities. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. Ordinarily, a Fund will pay interest to borrow securities and will have to repay the lender any dividends that accrue on the security while the loan is outstanding. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, combined with assets pledged to the prime broker as collateral, equals the current market value of the securities underlying the short sale.

During the period ended May 31, 2015, Dividend Income Fund received shares of Talen Energy Corp. as part of a corporate action. The Fund sold its shares on a when-issued basis prior to receiving them. This transaction is presented in the Portfolio of Investments as a short sale. Since the Fund did not borrow the security and did not utilize a prime broker, proceeds from the sale are reflected as receivable for securities sold short in the Statements of Assets and Liabilities.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

f.  Futures Contracts.  Certain Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Option Contracts.  Certain Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

h.  Swap Agreements.  Certain Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments). This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s)

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

i.  Due from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statement of Assets and Liabilities for Emerging Markets Opportunities Fund represents cash pledged as collateral for options, forward foreign currency contracts and bilateral swap agreements and as initial margin for futures contracts. The due from broker balance in the Statement of Assets and Liabilities for Select Fund represents short sale proceeds held at the broker. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, return of capital and capital gain distributions received, deferred Trustees’ fees, contingent payment debt instruments, nondeductible expenses, passive foreign investment company adjustments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, contingent payment debt instruments, futures and forward

83  |

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foreign currency contracts mark-to-market, return of capital distributions received and partnership basis adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2014 was as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway International Fund	$489,722	$—	$489,722
Dividend Income Fund	1,601,456	781,029	2,382,485
Emerging Markets Opportunities Fund	939,673	—	939,673
Senior Floating Rate and Fixed Income Fund	87,986,105	—	87,986,105
Select Fund	2,243,055	313,409	2,556,464

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of November 30, 2014, the capital loss carryforwards were as follows:

	Gateway International Fund		Dividend Income Fund	Emerging Markets Opportunities Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Capital loss carryforward:
Short-term:
No expiration date	$(3,900,053	)*	$—	$—	$(2,266,544)	$—
Long-term:
No expiration date	—		—	—	(1,942,803)	—

Total capital loss carryforward	$(3,900,053)		$—	$—	$(4,209,347)	$—

*	Of the $3,900,053 capital loss carry forward (“CLCO”) for the Gateway International Fund, $1,137,699 is unrestricted and can be utilized to offset net realized capital gains in future fiscal years. Utilization of the remaining portion of the CLCO ($2,762,354) is subject to an annual limitation of $1,187,217, pursuant to Section 382 of the Internal Revenue Code.

|  84

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l.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2015, at value:

Gateway International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,102	$979,962	$—	$985,064
Hong Kong	70,406	464,685	—	535,091
United Kingdom	8,093	2,773,753	—	2,781,846
All Other Common Stocks(a)	—	9,254,823	—	9,254,823

Total Common Stocks	83,601	13,473,223	—	13,556,824

Purchased Options(a)	21,991	—	—	21,991
Short-Term Investments	—	390,604	—	390,604

Total	$105,592	$13,863,827	$—	$13,969,419

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(100,424)	$—	$(100,424)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $93,523 was transferred from Level 1 to Level 2 during the period ended May 31, 2015. At November 30, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At May 31, 2015, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

A common stock valued at $70,406 was transferred from Level 2 to Level 1 during the period ended May 31, 2015. At November 30, 2014 this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At May 31, 2015, this security was valued at market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

|  86

Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

Dividend Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$17,937,819	$—	$—	$17,937,819
Bonds and Notes(a)	—	3,062,612	—	3,062,612
Preferred Stocks(a)	669,504	—	—	669,504
Short-Term Investments	—	1,275,042	—	1,275,042

Total	$18,607,323	$4,337,654	$—	$22,944,977

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(3,163)	$—	$—	$(3,163)
Common Stocks Sold Short(a)	(28,692)	—	—	(28,692)

Total	$(31,855)	$—	$—	$(31,855)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2015, there were no transfers among Levels 1, 2 and 3.

Emerging Markets Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$26,529,184	$—	$26,529,184
Senior Loans(a)	—	202,505	—	202,505
Common Stocks(a)	101,808	—	—	101,808
Exchange-Traded Funds	595,722	—	—	595,722
Purchased Options(a)	6,600	43,169	—	49,769
Short-Term Investments	—	2,698,144	—	2,698,144

Total Investments	704,130	29,473,002	—	30,177,132

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	3,972	—	3,972
Bilateral Interest Rate Swap Agreements (unrealized appreciation)	—	5,718	—	5,718
Forward Foreign Currency Contracts (unrealized appreciation)	—	25,409	—	25,409
Futures Contracts (unrealized appreciation)	13,425	—	—	13,425

Total	$717,555	$29,508,101	$—	$30,225,656

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Notes to Financial Statements (continued)

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Emerging Markets Opportunities Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized depreciation)	$—	$(107,967)	$—	$(107,967)
Bilateral Interest Rate Swap Agreements (unrealized depreciation)	—	(45,119)	—	(45,119)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(20,511)	—	(20,511)
Futures Contracts (unrealized depreciation)	(21,189)	—	—	(21,189)

Total	$(21,189)	$(173,597)	$—	$(194,786)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2015, there were no transfers among Levels 1, 2 and 3.

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$1,510,079,583	$—	$1,510,079,583
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	—	—	5,395,934	5,395,934
All Other Bonds and Notes(a)	—	181,311,609	—	181,311,609

Total Bonds and Notes	—	181,311,609	5,395,934	186,707,543

Preferred Stocks(a)	7,094,379	—	—	7,094,379
Short-Term Investments	—	237,533,851	—	237,533,851

Total	$7,094,379	$1,928,925,043	$5,395,934	$1,941,415,356

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2015, there were no transfers among Levels 1, 2 and 3.

|  88

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May 31, 2015 (Unaudited)

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$71,638,056	$—	$—	$71,638,056
Closed-End Investment Companies	1,919,969	—	—	1,919,969
Short-Term Investments	—	2,030,256	—	2,030,256

Total	$73,558,025	$2,030,256	$—	$75,588,281

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short(a)	$(643,753)	$—	$—	$(643,753)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2015, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2014 and/or May 31, 2015:

Senior Floating Rate and Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$—	$—	$—	$(14,066)	$5,410,000

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2015
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$—	$—	$—	$5,395,934	$(14,066)

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Notes to Financial Statements (continued)

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4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Gateway International Fund, Dividend Income Fund and Emerging Markets Opportunities Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

Gateway International Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing call options and buying put options on one or more non-U.S. equity indices, including options on ETFs that seek to replicate the performance of such indices. Writing call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. Buying put options can protect the Fund from a significant market decline that may occur over a short period of time. The value of a put option generally increases as stock prices (and the value of the index or ETF) decrease and decreases as those stocks (and the index or ETF) increase in price. The Fund typically sells call options and buys put options on market indices or index-tracking ETFs that represent a significant portion of the capitalization in each of the markets in international developed equity markets. The combination of the diversified stock portfolio, the steady cash flow from writing call options and the downside protection from purchased put options is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. During the six months ended May 31, 2015, the Fund used written call options and purchased put options in accordance with this objective.

Emerging Markets Opportunities Fund seeks to provide high total investment return through a combination of high current income and capital appreciation. The Fund pursues its objective by generally obtaining its long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives, including forward foreign currency contracts, futures contracts, option contracts and swap agreements. During the six months ended May 31, 2015, the Fund used forward foreign currency contracts, futures contracts, purchased call options and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Dividend Income Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options

|  90

Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Funds may also use purchased call options, written call options and written put options for investment purposes. During the six months ended May 31, 2015, Dividend Income Fund engaged in written call option transactions for hedging purposes and written put option transactions for investment purposes.

Emerging Markets Opportunities Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended May 31, 2015, the Fund engaged in futures contracts for hedging purposes and futures contracts and interest rate swap agreements to manage duration.

Emerging Markets Opportunities Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended May 31, 2015, the Fund engaged in purchased and written put options for hedging purposes.

The following is a summary of derivative instruments for Gateway International Fund as of May 31, 2015, as reflected within the Statement of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded/cleared asset derivatives
Equity contracts	$21,991

Liabilities	Options written at value
Over-the-counter liability derivatives
Equity contracts	$(100,424)

[1]	Represents purchased options, at value.

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

Transactions in derivative instruments for Gateway International Fund during the six months ended May 31, 2015, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(227,824)	$(712,129)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$30,871	$98,134

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

The following is a summary of derivative instruments for Dividend Income Fund as of May 31, 2015, as reflected within the Statement of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(3,163)

Transactions in derivative instruments for Dividend Income Fund during the six months ended May 31, 2015, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$27,385

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$5,739

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

The following is a summary of derivative instruments for Emerging Markets Opportunities Fund as of May 31, 2015, as reflected within the Statement of Assets and Liabilities:

	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Swap agreements at value[3]	Total
Assets
Over-the-counter asset derivatives
Interest rate contracts	$—	$—	$—	$5,718	$5,718
Foreign exchange contracts	43,169	25,409	—	—	68,578
Credit contracts	—	—	—	29,193	29,193

Total over-the-counter asset derivatives	$43,169	$25,409	$—	$34,911	$103,489

Exchange-traded/cleared asset derivatives
Equity contracts	$6,600	$—	$7,690	$—	$14,290
Interest rate contracts	—	—	5,735	—	5,735

Total exchange traded/cleared asset derivatives	$6,600	$—	$13,425	$—	$20,025

Total asset derivatives	$49,769	$25,409	$13,425	$34,911	$123,514

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap agreements at value[3]	Total
Liabilities
Over-the-counter liability derivatives
Interest rate contracts	$—	$—	$(45,119)	$(45,119)
Foreign exchange contracts	(20,511)	—	—	(20,511)
Credit contracts	—	—	(327,098)	(327,098)

Total over-the-counter liability derivatives	$(20,511)	$—	$(372,217)	$(392,728)

Exchange-traded/cleared liability derivatives
Equity contracts	$—	$(21,189)	$—	$(21,189)

Total exchange traded/cleared liability derivatives	$—	$(21,189)	$—	$(21,189)

Total liability derivatives	$(20,511)	$(21,189)	$(372,217)	$(413,917)

[1]	Represents purchased options, at value.
[2]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[3]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments for Emerging Markets Opportunities Fund during the six months ended May 31, 2015, as reflected within the Statement of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[4]	Futures contracts	Options written	Swap agreements	Foreign currency transactions[5]
Interest rate contracts	$—	$(46,648)	$—	$(2,509)	$—
Foreign exchange contracts	(9,911)	—	12,525	—	25,826
Credit contracts	—	—	—	(1,840)	—
Equity contracts	8,611	(15,103)	—	—	—

Total	$(1,300)	$(61,751)	$12,525	$(4,349)	$25,826

|  94

Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[4]	Futures contracts	Options written	Swap agreements	Foreign currency translations[5]
Interest rate contracts	$—	$(16,164)	$—	$(38,150)	$—
Foreign exchange contracts	(1,896)	—	—	—	(9,571)
Credit contracts	—	—	—	(84,820)	—
Equity contracts	(40,613)	(9,210)	—	—	—

Total	$(42,509)	$(25,374)	$—	$(122,970)	$(9,571)

[4]	Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
[5]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity, as a percentage of investments in common stocks, for Gateway International Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2015:

Gateway International Fund*	Call Options Written	Put Options Purchased
Average Market Value of Underlying Securities	98.63%	101.47%
Highest Market Value of Underlying Securities	99.44%	99.44%
Lowest Market Value of Underlying Securities	98.43%	98.43%
Market Value of Underlying Securities as of May 31, 2015	99.44%	99.44%

*	Market value of underlying securities is determined by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures.

The volume of option contract activity, as a percentage of net assets, for Dividend Income Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2015:

Dividend Income Fund**	Call Options Written	Put Options Written
Average Market Value of Underlying Securities	0.98%	1.51%
Highest Market Value of Underlying Securities	1.84%	3.23%
Lowest Market Value of Underlying Securities	0.39%	0.73%
Market Value of Underlying Securities as of May 31, 2015	0.39%	1.39%

95  |

Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

The volume of option contract activity, as a percentage of net assets, for Emerging Markets Opportunities Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2015:

Emerging Markets Opportunities Fund**	Call Options Purchased	Put Options Purchased	Put Options Written
Average Market Value of Underlying Securities	2.50%	3.36%	1.33%
Highest Market Value of Underlying Securities	11.95%	10.12%	5.03%
Lowest Market Value of Underlying Securities	0.00%	0.00%	0.00%
Market Value of Underlying Securities as of May 31, 2015	11.95%	9.91%	0.00%

**	Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures and for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, for Emerging Markets Opportunities Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions, at absolute value, was as follows for the six months ended May 31, 2015:

Emerging Markets Opportunities Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	10.57%	7.17%	14.68%	2.47%
Highest Notional Amount Outstanding	15.65%	8.54%	17.06%	5.09%
Lowest Notional Amount Outstanding	7.73%	5.45%	12.73%	0.00%
Notional Amount Outstanding as of May 31, 2015	15.10%	6.00%	12.73%	4.94%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

|  96

Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

The following is a summary of Gateway International Fund’s written option activity:

Gateway International Fund	Number of Contracts	Premiums
Outstanding at November 30, 2014	2,875	$169,256
Options written	14,170	1,346,755
Options terminated in closing purchase transactions	(14,607)	(1,265,294)
Options expired	(415)	(22,410)

Outstanding at May 31, 2015	2,023	$228,307

The following is a summary of Dividend Income Fund’s written option activity:

Dividend Income Fund	Number of Contracts	Premiums
Outstanding at November 30, 2014	95	$4,627
Options written	549	44,094
Options terminated in closing purchase transactions	(371)	(27,484)
Options exercised	(103)	(10,472)
Options expired	(105)	(5,074)

Outstanding at May 31, 2015	65	$5,691

The following is a summary of Emerging Markets Opportunities Fund’s foreign currency written option activity:

Emerging Markets Opportunities Fund	Units of Currency	Premiums
Outstanding at November 30, 2014	—	$—
Options written	3,000,000	35,775
Options terminated in closing purchase transactions	(3,000,000)	(35,775)

Outstanding at May 31, 2015	—	$—

OTC derivatives, including forward foreign currency contracts, options and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to

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terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of May 31, 2015, gross amounts of OTC derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Gateway International Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(100,424)	$—	$(100,424)	$100,424	$—

Emerging Markets Opportunities Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$34,197	$(27,095)	$7,102	$—	$7,102
Barclays Bank PLC	29,193	—	29,193	—	29,193
Citibank N.A.	1,093	(1,093)	—	—	—
Credit Suisse International	39,006	—	39,006	—	39,006

	$103,489	$(28,188)	$75,301	$—	$75,301

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(27,095)	$27,095	$—	$—	$—
Citibank N.A.	(347,494)	1,093	(346,401)	346,401	—
JPMorgan Chase Bank N.A.	(14,792)	—	(14,792)	—	(14,792)
UBS AG	(3,347)	—	(3,347)	—	(3,347)

	$(392,728)	$28,188	$(364,540)	$346,401	$(18,139)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).

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Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of May 31, 2015:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Gateway International Fund	$4,145,778	$4,045,354
Dividend Income Fund	454,444	454,444
Emerging Markets Opportunities Fund	625,919	251,330

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5.  Purchases and Sales of Securities.  For the six months ended May 31, 2015, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway International Fund	$32,487	$5,631,544
Dividend Income Fund	6,375,561	15,233,536
Emerging Markets Opportunities Fund	5,688,676	10,363,073
Senior Floating Rate and Fixed Income Fund	725,431,024	585,051,269
Select Fund	20,601,736	15,196,834

For the six months ended May 31, 2015, short sales and purchases to cover by Funds were as follows:

Fund	Purchases	Sales
Dividend Income Fund	$—	$28,395
Select Fund	—	740,409

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway International Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to Dividend Income Fund, Emerging Markets Opportunities Fund and Senior Floating Rate and Fixed Income Fund. Under the terms of the management agreements, Dividend Income Fund and Senior Floating Rate and Fixed Income Fund pay a management fee at the annual rate of 0.60%, calculated daily and payable monthly, based on Dividend Income Funds’ average daily net assets and Senior Floating Rate and Fixed Income Fund’s average daily managed assets, which include borrowings used for leverage. Emerging Markets Opportunities Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on average daily net assets.

NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to the Select Fund. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.85%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

NGAM Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.53%, calculated

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daily and payable monthly, based on the Fund’s average daily net assets. Payments to NGAM Advisors are reduced by the amount of payments to Vaughan Nelson.

Gateway Advisers, Loomis Sayles and NGAM Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, dividend expenses on securities sold short, taxes and extraordinary expenses. These undertakings are in effect until March 31, 2016 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway International Fund	1.35%	2.10%	—	1.10%
Dividend Income Fund	1.20%	1.95%	—	0.95%
Emerging Markets Opportunities Fund	1.25%	2.00%	0.95%	1.00%
Senior Floating Rate and Fixed Income Fund	1.05%	1.80%	—	0.80%
Select Fund	1.40%	2.15%	—	1.15%

Gateway Advisers, Loomis Sayles and NGAM Advisors shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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For the six months ended May 31, 2015, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Gateway International Fund	$61,397	$61,397	$—	0.75%	—
Dividend Income Fund	92,016	57,157	34,859	0.60%	0.23%
Emerging Markets Opportunities Fund	120,735	53,729	67,006	0.75%	0.42%
Senior Floating Rate and Fixed Income Fund	4,692,274	135,791	4,556,483	0.62%	0.60%
Select Fund	316,768	691	316,077	0.85%	0.85%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2016.

For the six months ended May 31, 2015, class-specific expenses have been reimbursed as follows:

	Contractual Reimbursement[2]
Fund	Class A	Class C	Class N	Class Y
Emerging Markets Opportunities Fund	$779	$5	$69	$4,413

In addition, the investment adviser reimbursed non-class-specific expenses of Gateway International Fund in the amount of $48,068 for the six months ended May 31, 20152.

[2]	Contractual expense reimbursements are subject to possible recovery until November 30, 2016. See Note 6h.

No expenses were recovered for any of the Funds during the six months ended May 31, 2015 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis US.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

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Notes to Financial Statements (continued)

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Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2015, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway International Fund	$8,483	$5,942	$17,826
Dividend Income Fund	10,629	2,430	7,290
Emerging Markets Opportunities Fund	6,721	39	117
Senior Floating Rate and Fixed Income Fund	370,892	269,285	807,856
Select Fund	14,064	4,240	12,722

c.   Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

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For the six months ended May 31, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway International Fund	$3,478
Dividend Income Fund	6,514
Emerging Markets Opportunities Fund	6,837
Senior Floating Rate and Fixed Income Fund	321,307
Select Fund	15,826

d.   Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway International Fund	$3,811
Dividend Income Fund	12,564
Emerging Markets Opportunities Fund	4,846
Senior Floating Rate and Fixed Income Fund	452,048
Select Fund	15,570

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Notes to Financial Statements (continued)

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As of May 31, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway International Fund	$167
Emerging Markets Opportunities Fund	204
Senior Floating Rate and Fixed Income Fund	22,469
Select Fund	635

As of May 31, 2015, NGAM Distribution owes the Funds the following overpayments of sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as receivable from distributor):

Fund	Overpayment of Sub-Transfer Agent Fees
Dividend Income Fund	$35

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended May 31, 2015 were as follows:

Fund	Commissions
Gateway International Fund	$1,678
Dividend Income Fund	14,802
Senior Floating Rate and Fixed Income Fund	170,797
Select Fund	19,965

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at

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Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of May 31, 2015, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Natixis US and affiliates held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan	Natixis US	Total Affiliated Ownership
Dividend Income Fund	6.25%	—	6.25%
Emerging Markets Opportunities Fund	—	80.75%	80.75%
Senior Floating Rate and Fixed Income Fund	0.41%	—	0.41%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Effective April 1, 2015, NGAM Advisors has given a binding contractual undertaking to Emerging Markets Opportunities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the period from April 1, 2015 through May 31, 2015, NGAM Advisors reimbursed the Fund $23 for transfer agency expenses related to Class N shares.

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Notes to Financial Statements (continued)

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i.  Payment by Affiliates.  During the period ended May 31, 2015, Loomis Sayles reimbursed Senior Floating Rate and Fixed Income Fund $20,847 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended May 31, 2015, Emerging Markets Opportunities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$886	$5	$70	$4,413

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Each Fund, except the Senior Floating Rate and Fixed Income Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended May 31, 2015, none of the Funds had borrowings under this agreement.

Prior to April 16, 2015, the committed unsecured line of credit was $200,000,000 with an individual limit of $125,000,000 for each Fund that participated in the line of credit. In addition, the commitment fee was 0.10% per annum, payable at the end of each calendar quarter.

Senior Floating Rate and Fixed Income Fund has entered into a committed, secured line of credit with the Bank of Nova Scotia (the “Bank”), under which it may borrow for investment or liquidity purposes. The commitment of the Bank to make loans to the Fund shall not exceed $400,000,000 at any one time. Under the terms of the agreement, the Bank is entitled to a security interest in the assets of the Fund as collateral. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.175% per annum (0.125% per annum for dates upon which the loan balance exceeds 50% of the commitment), payable at the end of each calendar quarter, is accrued by the Fund based on the unused portion of the line of credit.

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Notes to Financial Statements (continued)

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During the six months ended May 31, 2015, Senior Floating Rate and Fixed Income Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $56,648,148 at a weighted average interest rate of 1.18%.

9.  Interest Expense.  The Funds may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended May 31, 2015 is reflected on the Statements of Operations.

10.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended May 31, 2015, amounts rebated under these agreements were as follows:

Fund	Rebates
Dividend Income Fund	$220

11. Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Senior Floating Rate and Fixed Income Fund, Emerging Markets Opportunities Fund and Select Fund are non-diversified, which means that they are not limited under the 1940 Act to a percentage of assets that they may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.

Emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging Markets Opportunities Fund’s investments in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets.

The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. Senior loans

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Notes to Financial Statements (continued)

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typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds.

12.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Dividend Income Fund	2	42.38%	6.25%	48.63%
Emerging Markets Opportunities Fund	—	—	80.75%	80.75%
Senior Floating Rate and Fixed Income Fund	1	7.59%	0.41%	8.00%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

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13.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2015		Year Ended November 30, 2014
Gateway International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	39,738	$362,033	313,476	$3,078,812
Issued in connection with the reinvestment of distributions	24,888	227,099	13,407	132,324
Redeemed	(230,438)	(2,115,809)	(452,959)	(4,468,973)

Net change	(165,812)	$(1,526,677)	(126,076)	$(1,257,837)

Class C
Issued from the sale of shares	12,091	$109,859	294,150	$2,871,442
Issued in connection with the reinvestment of distributions	16,381	148,152	6,306	61,738
Redeemed	(419,860)	(3,811,868)	(109,495)	(1,049,068)

Net change	(391,388)	$(3,553,857)	190,961	$1,884,112

Class Y
Issued from the sale of shares	110,547	$1,025,024	394,235	$3,915,985
Issued in connection with the reinvestment of distributions	18,613	170,406	29,200	288,495
Redeemed	(76,677)	(705,241)	(1,749,667)	(16,884,065)

Net change	52,483	$490,189	(1,326,232)	$(12,679,585)

Increase (decrease) from capital share transactions	(504,717)	$(4,590,345)	(1,261,347)	$(12,053,310)

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13.  Capital Shares (continued).

	Six Months Ended May 31, 2015		Year Ended November 30, 2014
Dividend Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	182,319	$2,155,649	179,861	$2,266,267
Issued in connection with the reinvestment of distributions	62,250	729,618	48,376	591,237
Redeemed	(45,590)	(543,354)	(111,299)	(1,388,398)

Net change	198,979	$2,341,913	116,938	$1,469,106

Class C
Issued from the sale of shares	59,808	$716,627	124,652	$1,563,458
Issued in connection with the reinvestment of distributions	13,875	162,310	32,680	394,551
Redeemed	(6,405)	(76,183)	(435,659)	(5,233,591)

Net change	67,278	$802,754	(278,327)	$(3,275,582)

Class Y
Issued from the sale of shares	92,374	$1,103,993	1,127,135	$13,806,132
Issued in connection with the reinvestment of distributions	185,180	2,171,943	113,030	1,380,936
Redeemed	(1,094,731)	(13,198,705)	(590,262)	(7,402,072)

Net change	(817,177)	$(9,922,769)	649,903	$7,784,996

Increase (decrease) from capital share transactions	(550,920)	$(6,778,102)	488,514	$5,978,520

111  |

Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended May 31, 2015		Period Ended November 30, 2014(a)
Emerging Markets Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	57,951	$579,620	711,823	$7,411,470
Issued in connection with the reinvestment of distributions	16,413	163,419	10,837	112,651
Redeemed	(253,137)	(2,507,766)	(53,759)	(556,078)

Net change	(178,773)	$(1,764,727)	668,901	$6,968,043

Class C
Issued from the sale of shares	45	$450	4,275	$43,749
Issued in connection with the reinvestment of distributions	81	802	32	331
Redeemed	(287)	(2,862)	(1,126)	(11,469)

Net change	(161)	$(1,610)	3,181	$32,611

Class N
Issued from the sale of shares	—	$—	100	$1,001
Issued in connection with the reinvestment of distributions	3	32	3	32
Redeemed	—	—	—	—

Net change	3	$32	103	$1,033

Class Y
Issued from the sale of shares	90,786	$911,115	2,671,508	$26,759,165
Issued in connection with the reinvestment of distributions	81,698	813,511	78,820	812,043
Redeemed	(367,243)	(3,692,371)	(11,006)	(115,323)

Net change	(194,759)	$(1,967,745)	2,739,322	$27,455,885

Increase (decrease) from capital share transactions	(373,690)	$(3,734,050)	3,411,507	$34,457,572

(a)	From commencement of operations on February 10, 2014 through November 30, 2014.

|  112

Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended May 31, 2015		Year Ended November 30, 2014
Senior Floating Rate and Fixed Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,010,803	$143,516,609	22,625,002	$239,436,444
Issued in connection with the reinvestment of distributions	666,606	6,797,129	1,698,487	17,933,853
Redeemed	(11,268,835)	(115,027,491)	(33,702,577)	(357,095,191)

Net change	3,408,574	$35,286,247	(9,379,088)	$(99,724,894)

Class C
Issued from the sale of shares	5,914,320	$60,383,112	8,372,101	$88,336,125
Issued in connection with the reinvestment of distributions	336,319	3,418,757	580,059	6,102,364
Redeemed	(3,749,876)	(38,200,346)	(6,307,621)	(66,612,203)

Net change	2,500,763	$25,601,523	2,644,539	$27,826,286

Class Y
Issued from the sale of shares	49,418,093	$506,341,729	83,778,480	$887,036,447
Issued in connection with the reinvestment of distributions	2,187,300	22,306,228	3,190,392	33,621,437
Redeemed	(32,983,736)	(336,978,286)	(60,786,625)	(641,848,231)

Net change	18,621,657	$191,669,671	26,182,247	$278,809,653

Increase (decrease) from capital share transactions	24,530,994	$252,557,441	19,447,698	$206,911,045

113  |

Notes to Financial Statements (continued)

May 31, 2015 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended May 31, 2015		Year Ended November 30, 2014
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	155,639	$2,269,950	1,080,164	$14,760,927
Issued in connection with the reinvestment of distributions	21,192	307,501	73,027	960,306
Redeemed	(146,498)	(2,121,356)	(1,062,633)	(14,965,696)

Net change	30,333	$456,095	90,558	$755,537

Class C
Issued from the sale of shares	61,882	$881,692	124,505	$1,698,959
Issued in connection with the reinvestment of distributions	6,567	93,508	9,036	117,470
Redeemed	(24,047)	(343,762)	(9,427)	(129,599)

Net change	44,402	$631,438	124,114	$1,686,830

Class Y
Issued from the sale of shares	1,316,079	$19,270,125	2,863,064	$40,671,827
Issued in connection with the reinvestment of distributions	115,142	1,676,476	108,470	1,427,464
Redeemed	(1,086,395)	(16,164,373)	(322,200)	(4,540,134)

Net change	344,826	$4,782,228	2,649,334	$37,559,157

Increase (decrease) from capital share transactions	419,561	$5,869,761	2,864,006	$40,001,524

|  114

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	July 22, 2015